Putnam Premier Income Trust
The fund's portfolio
10/31/21 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (60.9%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (0.5%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$129,070	$147,174
5.00%, with due dates from 5/20/49 to 3/20/50	399,422	442,724
4.50%, with due dates from 10/20/49 to 1/20/50	180,950	197,375
4.00%, with due dates from 8/20/49 to 1/20/50	202,959	221,017
3.50%, with due dates from 8/20/49 to 3/20/50	1,240,732	1,328,682

		2,336,972
U.S. Government Agency Mortgage Obligations (60.4%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	163,966	180,358
4.50%, 5/1/49	39,834	43,471
Uniform Mortgage-Backed Securities
5.50%, TBA, 11/1/51	5,000,000	5,578,271
4.50%, TBA, 11/1/51	5,000,000	5,403,126
4.00%, TBA, 11/1/51	73,000,000	78,169,824
3.50%, TBA, 11/1/51	57,000,000	60,224,080
3.00%, TBA, 12/1/51	9,000,000	9,377,224
3.00%, TBA, 11/1/51	78,000,000	81,376,698
2.50%, TBA, 11/1/51	7,000,000	7,189,764
2.00%, TBA, 11/1/51	27,000,000	26,997,251

		274,540,067

Total U.S. government and agency mortgage obligations (cost $277,047,776)		$276,877,039

MORTGAGE-BACKED SECURITIES (49.2%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (27.4%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.65%), 6.56%, 4/15/40	$1,630,399	$99,846
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.161%, 9/25/50	12,094,420	2,170,344
REMICs IFB Ser. 4742, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.11%, 12/15/47	2,236,933	325,921
REMICs IFB Ser. 4752, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.11%, 11/15/47	384,863	59,790
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.011%, 7/25/50	11,032,161	1,996,719
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.01%, 8/15/56	6,270,289	1,352,250
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.01%, 4/15/47	1,447,642	282,634
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.961%, 1/25/50	7,939,980	1,336,980
REMICs Ser. 4813, IO, 5.50%, 8/15/48	3,561,997	773,101
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	1,479,728	225,659
REMICs Ser. 5152, Class MI, IO, 4.50%, 10/25/51	13,266,040	2,311,618
REMICs Ser. 5091, Class IL, IO, 4.50%, 3/25/51	9,016,057	1,337,409
REMICs Ser. 5049, Class AI, IO, 4.50%, 12/25/50	7,475,702	1,392,080
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	6,407,737	944,517
REMICs Ser. 5115, Class IK, IO, 4.50%, 12/25/50	7,950,193	1,212,792
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	11,545,150	1,908,523
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	7,857,475	1,423,064
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	997,157	134,652
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	568,657	73,770
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	807,335	73,539
REMICs Ser. 5134, Class IC, IO, 4.00%, 8/25/51	12,285,988	1,856,056
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	1,744,301	208,556
REMICs Ser. 4425, IO, 4.00%, 1/15/45	1,814,091	201,455
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	2,234,523	354,458
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	1,606,363	210,588
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	2,931,616	258,451
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	1,788,341	124,864
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	861,486	54,397
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	743,128	41,803
REMICs Ser. 5082, Class IQ, IO, 3.00%, 3/25/51	14,629,825	1,717,249
REMICs Ser. 5051, Class BI, IO, 3.00%, 11/25/50	18,671,174	2,428,830
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	3,777,663	296,354
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	1,675,821	99,209
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	468,609	8,271
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.385%, 7/25/43(WAC)	1,734,408	23,935
Federal National Mortgage Association
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 6.311%, 4/25/40	894,844	174,306
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.161%, 3/25/48	4,405,493	746,291
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.111%, 6/25/48	8,982,065	1,317,130
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.061%, 5/25/47	9,492,921	1,521,810
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.061%, 10/25/41	280,477	13,397
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.011%, 12/25/46	4,089,307	702,084
REMICs IFB Ser. 16-78, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.011%, 5/25/39	13,379,562	2,265,120
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	2,669,237	565,166
REMICs Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	2,530,730	508,854
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.961%, 3/25/50	6,720,533	1,199,951
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.961%, 8/25/49	4,387,244	594,142
REMICs FRB Ser. 19-61, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.911%, 11/25/49	8,868,640	1,393,263
REMICs Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.861%, 2/25/43	2,960,808	572,417
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 5.811%, 10/25/41	2,161,514	327,410
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	116,543	19,466
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	4,119,395	752,737
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	349,585	55,716
REMICs Ser. 20-45, Class EI, IO, 5.00%, 7/25/50	5,215,888	881,064
REMICs Ser. 21-77, Class BI, IO, 4.50%, 11/25/51	14,894,000	2,103,600
REMICs Ser. 21-15, Class IJ, IO, 4.50%, 4/25/51	5,996,188	1,025,348
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	12,381,741	2,029,257
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	461,224	83,004
REMICs Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	942,240	22,520
REMICs Ser. 20-75, Class MI, IO, 4.00%, 11/25/50	18,404,660	2,916,771
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	866,442	52,704
REMICs Ser. 13-58, Class DI, IO, 4.00%, 6/25/43	3,987,618	601,779
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	1,225,388	146,471
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	933,419	102,620
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	773,829	70,496
REMICs Ser. 20-85, Class PI, IO, 3.00%, 12/25/50	14,868,383	2,242,450
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	799,049	44,320
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	1,114,017	70,886
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	482,277	7,180
REMICs Ser. 21-56, Class WI, IO, 2.50%, 9/25/51	17,689,241	1,840,297
REMICs Ser. 21-43, Class IO, IO, 2.50%, 6/25/51	17,606,908	2,444,323
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)	1,120,979	11,210
Government National Mortgage Association
IFB Ser. 21-98, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.214%, 6/20/51	10,880,095	1,509,613
IFB Ser. 21-77, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.214%, 5/20/51	10,352,049	1,373,296
IFB Ser. 21-59, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.214%, 4/20/51	7,683,909	1,043,023
IFB Ser. 20-133, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.214%, 9/20/50	8,292,283	1,606,240
FRB Ser. 21-116, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.114%, 11/20/47	8,845,878	2,350,743
IFB Ser. 14-60, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.18%), 6.094%, 4/20/44	5,127,943	1,007,009
IFB Ser. 20-97, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.064%, 7/20/50	5,774,397	950,496
IFB Ser. 19-5, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.064%, 1/20/49	5,165,934	804,318
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.064%, 9/20/43	594,209	104,355
IFB Ser. 20-63, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.014%, 5/20/50	6,668,489	978,924
IFB Ser. 20-63, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.014%, 4/20/50	8,772,763	1,349,631
IFB Ser. 19-96, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.014%, 8/20/49	7,365,549	1,029,483
IFB Ser. 19-83, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.014%, 7/20/49	6,532,911	909,251
IFB Ser. 19-89, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.014%, 7/20/49	7,677,781	1,106,732
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.964%, 2/20/50	879,121	104,786
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.964%, 1/20/50	4,808,258	765,596
IFB Ser. 19-152, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.964%, 12/20/49	4,392,694	647,880
IFB Ser. 19-110, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.964%, 9/20/49	7,148,067	1,052,996
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.964%, 8/20/49	568,845	74,087
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.964%, 6/20/49	453,125	56,309
IFB Ser. 20-63, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.914%, 8/20/43	7,006,787	1,191,294
IFB Ser. 10-90, Class ES, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.864%, 7/20/40	5,657,089	999,149
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 5.514%, 8/20/44	2,311,030	382,558
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	1,086,447	192,084
Ser. 16-42, IO, 5.00%, 2/20/46	2,722,182	477,140
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	4,170,128	539,281
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	4,595,117	847,248
Ser. 14-76, IO, 5.00%, 5/20/44	1,068,625	188,362
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	827,275	156,438
Ser. 12-146, IO, 5.00%, 12/20/42	764,096	140,640
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	1,079,688	197,733
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	776,810	142,637
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	3,500,176	662,863
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,801,174	338,008
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	3,617,947	639,049
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	648,744	117,205
Ser. 20-61, IO, 4.50%, 5/20/50	16,436,815	2,793,351
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	2,258,850	297,049
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	1,155,176	219,033
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	1,511,485	270,386
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	1,572,352	137,769
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	1,464,287	235,326
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	258,869	16,917
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	1,297,068	231,197
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	1,418,949	123,538
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	2,329,591	389,205
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	1,274,542	212,709
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	1,481,502	236,319
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	868,433	144,073
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	938,212	174,892
Ser. 16-29, IO, 4.00%, 2/16/46	1,210,198	205,425
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	3,013,651	431,314
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	2,451,097	465,708
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	2,078,150	281,641
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	1,821,468	187,775
Ser. 14-149, Class IP, IO, 4.00%, 7/16/44	5,750,904	756,464
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	2,705,773	105,481
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	682,847	102,265
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	2,178,388	136,861
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	666,637	93,099
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	620,335	99,073
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	1,617,044	247,869
Ser. 21-156, IO, 3.50%, 7/20/51	11,329,376	1,852,562
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	7,593,065	833,741
Ser. 20-138, Class IC, IO, 3.50%, 8/20/50	16,512,881	2,244,761
Ser. 17-118, Class KI, IO, 3.50%, 10/20/46	267,851	5,116
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	1,460,376	112,543
Ser. 13-76, IO, 3.50%, 5/20/43	1,713,801	191,929
Ser. 13-28, IO, 3.50%, 2/20/43	471,888	37,256
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	712,782	64,956
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,206,495	109,948
Ser. 13-14, IO, 3.50%, 12/20/42	2,931,772	266,498
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	520,449	50,093
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	1,954,452	304,179
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	2,687,895	406,114
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	2,678,840	384,916
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	1,178,072	195,253
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	1,984,983	130,215
Ser. 21-59, Class IM, IO, 3.00%, 4/20/51	10,170,496	830,206
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	11,929,897	1,037,305
Ser. 21-67, Class PI, IO, 3.00%, 4/20/51	20,620,755	1,699,540
Ser. 21-55, Class PI, IO, 3.00%, 3/20/51	9,671,115	805,604
Ser. 20-175, Class NI, IO, 3.00%, 11/20/50	7,828,180	1,191,498
Ser. 17-H02, Class BI, IO, 2.433%, 1/20/67(WAC)	4,999,418	355,264
Ser. 18-H05, Class BI, IO, 2.392%, 2/20/68(WAC)	7,915,483	672,816
Ser. 16-H18, Class QI, IO, 2.391%, 6/20/66(WAC)	5,199,874	389,486
Ser. 18-H05, Class AI, IO, 2.388%, 2/20/68(WAC)	4,868,665	413,836
Ser. 18-H02, Class EI, IO, 2.377%, 1/20/68(WAC)	11,405,709	962,357
Ser. 17-H16, Class FI, IO, 2.355%, 8/20/67(WAC)	5,795,686	410,226
Ser. 17-H06, Class BI, IO, 2.339%, 2/20/67(WAC)	7,748,442	581,249
Ser. 18-H15, Class KI, IO, 2.322%, 8/20/68(WAC)	6,585,373	528,888
Ser. 17-H16, Class JI, IO, 2.309%, 8/20/67(WAC)	16,521,479	1,417,233
Ser. 18-H03, Class XI, IO, 2.306%, 2/20/68(WAC)	7,911,385	609,968
Ser. 17-H08, Class NI, IO, 2.242%, 3/20/67(WAC)	9,722,200	649,443
Ser. 17-H12, Class QI, IO, 2.238%, 5/20/67(WAC)	6,445,143	421,274
Ser. 16-H16, Class EI, IO, 2.196%, 6/20/66(WAC)	5,518,069	380,747
Ser. 16-H22, Class AI, IO, 2.157%, 10/20/66(WAC)	8,002,008	578,945
Ser. 16-H23, Class NI, IO, 2.139%, 10/20/66(WAC)	21,106,729	1,441,590
Ser. 17-H19, Class MI, IO, 2.06%, 4/20/67(WAC)	3,502,789	239,591
Ser. 16-H03, Class DI, IO, 2.04%, 12/20/65(WAC)	7,501,999	447,776
Ser. 16-H17, Class KI, IO, 1.904%, 7/20/66(WAC)	3,681,462	256,552
Ser. 15-H15, Class BI, IO, 1.881%, 6/20/65(WAC)	4,227,465	264,217
Ser. 15-H25, Class EI, IO, 1.849%, 10/20/65(WAC)	5,383,870	323,571
Ser. 17-H11, Class DI, IO, 1.846%, 5/20/67(WAC)	7,020,053	513,341
Ser. 15-H20, Class CI, IO, 1.834%, 8/20/65(WAC)	7,488,650	547,420
Ser. 17-H09, IO, 1.82%, 4/20/67(WAC)	9,578,190	551,301
Ser. 15-H20, Class AI, IO, 1.819%, 8/20/65(WAC)	6,465,808	388,595
Ser. 15-H10, Class BI, IO, 1.814%, 4/20/65(WAC)	4,894,809	300,052
FRB Ser. 15-H08, Class CI, IO, 1.792%, 3/20/65(WAC)	4,853,523	261,120
Ser. 15-H24, Class AI, IO, 1.774%, 9/20/65(WAC)	6,032,087	382,778
Ser. 16-H03, Class AI, IO, 1.77%, 1/20/66(WAC)	6,412,174	381,725
Ser. 17-H16, Class IH, IO, 1.757%, 7/20/67(WAC)	10,432,871	583,124
Ser. 15-H23, Class BI, IO, 1.75%, 9/20/65(WAC)	7,394,454	404,477
Ser. 16-H09, Class BI, IO, 1.749%, 4/20/66(WAC)	8,825,098	617,757
Ser. 17-H16, Class IG, IO, 1.706%, 7/20/67(WAC)	14,403,578	810,201
Ser. 16-H24, Class CI, IO, 1.692%, 10/20/66(WAC)	5,134,736	276,249
Ser. 16-H14, IO, 1.681%, 6/20/66(WAC)	5,691,448	287,555
Ser. 16-H06, Class DI, IO, 1.617%, 7/20/65(WAC)	10,365,064	490,900
Ser. 13-H08, Class CI, IO, 1.606%, 2/20/63(WAC)	7,121,112	251,375
Ser. 16-H02, Class HI, IO, 1.558%, 1/20/66(WAC)	8,157,225	419,281
Ser. 14-H21, Class BI, IO, 1.535%, 10/20/64(WAC)	8,269,238	377,077
Ser. 16-H10, Class AI, IO, 1.507%, 4/20/66(WAC)	14,508,648	698,301
Ser. 16-H06, Class CI, IO, 1.444%, 2/20/66(WAC)	8,957,857	365,033

		124,383,364
Commercial mortgage-backed securities (7.7%)
Barclays Commercial Mortgage Trust 144A Ser. 19-C4, Class E, 3.25%, 8/15/52	802,000	688,964
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.431%, 1/12/45(WAC)	2,285,000	1,805,150
Ser. 05-PWR7, Class D, 5.262%, 2/11/41(WAC)	1,026,000	719,226
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)	465,669	463,341
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW14, Class XW, IO, 0.564%, 12/11/38(WAC)	301,129	1,725
CD Commercial Mortgage Trust 144A Ser. 17-CD3, Class D, 3.25%, 2/10/50	862,000	713,174
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.486%, 12/15/47(WAC)	1,068,000	1,064,618
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	2,275,000	2,260,440
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 4.919%, 4/10/47(WAC)	314,000	328,442
FRB Ser. 15-CR26, Class D, 3.478%, 10/10/48(WAC)	519,000	509,780
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class E, 4.848%, 5/10/47(WAC)	682,000	512,182
FRB Ser. 14-UBS3, Class D, 4.768%, 6/10/47(WAC)	481,000	481,254
Ser. 12-CR3, Class F, 4.75%, 10/15/45(WAC)	1,755,510	496,823
FRB Ser. 14-CR19, Class D, 4.703%, 8/10/47(WAC)	810,000	796,794
FRB Ser. 18-COR3, Class D, 2.81%, 5/10/51(WAC)	409,000	362,061
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.762%, 4/15/50(WAC)	1,390,000	1,028,831
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.401%, 2/10/46(WAC)	1,423,000	1,319,926
GS Mortgage Securities Trust Ser. 14-GC18, Class B, 4.885%, 1/10/47(WAC)	700,000	693,889
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.536%, 9/10/47(WAC)	2,444,000	1,670,572
JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12, Class C, 4.099%, 7/15/45(WAC)	526,000	535,830
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.796%, 2/15/47(WAC)	2,432,000	1,333,911
FRB Ser. 13-C14, Class E, 4.548%, 8/15/46(WAC)	1,277,000	859,952
FRB Ser. C14, Class D, 4.548%, 8/15/46(WAC)	1,265,000	794,283
FRB Ser. 14-C18, Class E, 4.296%, 2/15/47(WAC)	914,000	450,222
FRB Ser. 14-C25, Class D, 3.941%, 11/15/47(WAC)	1,404,000	1,082,539
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	1,823,000	994,667
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	680,000	663,493
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.164%, 4/15/46(WAC)	1,312,000	1,090,585
Ser. 13-LC11, Class B, 3.499%, 4/15/46	508,000	516,337
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class F, 5.523%, 2/15/46(WAC)	1,113,000	207,649
FRB Ser. 11-C4, Class C, 5.39%, 7/15/46(WAC)	291,395	302,292
FRB Ser. 12-C6, Class E, 5.139%, 5/15/45(WAC)	659,000	518,344
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	1,807,000	1,237,880
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.571%, 12/15/49(WAC)	26,213	—
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	76,840	76,121
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.351%, 8/15/46(WAC)	1,900,000	133,000
FRB Ser. 15-C23, Class D, 4.144%, 7/15/50(WAC)	296,000	296,178
FRB Ser. 13-C10, Class E, 4.08%, 7/15/46(WAC)	2,187,000	730,677
FRB Ser. 13-C10, Class F, 4.08%, 7/15/46(WAC)	1,988,000	437,360
Ser. 14-C17, Class E, 3.50%, 8/15/47	1,025,000	670,407
Morgan Stanley Capital I Trust Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	384,505	378,646
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 3.839%, 3/25/50	1,558,000	1,620,847
FRB Ser. 19-01, Class M10, 3.339%, 10/15/49	615,000	620,584
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	1,081,996	11
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	1,476,000	34,981
FRB Ser. 12-C4, Class D, 4.462%, 12/10/45(WAC)	749,000	661,833
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 04-C15, Class G, 5.395%, 10/15/41(WAC)	87,382	78,731
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.306%, 7/15/46(WAC)	356,000	160,870
Ser. 14-LC16, Class D, 3.938%, 8/15/50	2,218,000	291,377
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 4.887%, 6/15/44(WAC)	2,560,000	1,280,000
FRB Ser. 12-C9, Class E, 4.809%, 11/15/45(WAC)	739,000	664,171
FRB Ser. 12-C10, Class D, 4.412%, 12/15/45(WAC)	687,000	461,527

		35,102,497
Residential mortgage-backed securities (non-agency) (14.1%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.279%, 5/25/47	737,544	426,790
Bear Stearns Alt-A Trust
FRB Ser. 05-7, Class 21A1, 2.632%, 9/25/35(WAC)	212,807	196,906
FRB Ser. 05-10, Class 11A1, (1 Month US LIBOR + 0.50%), 0.589%, 1/25/36	160,610	195,034
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 0.269%, 11/25/47	664,925	571,606
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 2.903%, 4/25/37(WAC)	226,173	227,235
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 0.439%, 3/25/37	2,034,954	1,908,836
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.189%, 6/25/46(WAC)	1,045,456	1,143,415
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 1.047%, 8/25/46	258,865	253,744
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.027%, 6/25/46	477,971	439,600
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.70%), 0.789%, 9/25/35	545,652	514,182
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.66%), 0.746%, 11/20/35	1,444,250	1,383,244
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.38%), 0.469%, 8/25/46	448,721	398,873
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.38%), 0.469%, 8/25/46	646,686	623,688
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.38%), 0.469%, 8/25/46	3,217,953	2,893,523
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR + 0.21%), 0.299%, 4/25/47	553,541	471,250
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class B, (1 Month US LIBOR + 11.25%), 11.339%, 12/25/28	484,543	561,623
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 10.589%, 5/25/28	827,027	894,915
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 10.086%, 7/25/28	2,256,155	2,517,153
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 9.439%, 4/25/28	1,287,000	1,397,313
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B, (1 Month US LIBOR + 9.20%), 9.289%, 10/25/27	728,518	832,389
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 7.639%, 12/25/27	1,321,009	1,397,355
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 6.439%, 9/25/28	165,255	173,591
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, (1 Month US LIBOR + 4.95%), 5.039%, 7/25/29	570,000	621,433
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.389%, 9/25/30	1,288,923	1,298,605
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 11.549%, 10/25/50	491,000	653,491
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (1 Month US LIBOR + 11.25%), 11.339%, 4/25/49	298,000	328,047
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.089%, 10/25/48	444,000	525,276
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%), 10.839%, 1/25/49	315,000	361,036
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 10.589%, 3/25/49	252,000	280,961
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (1 Month US LIBOR + 10.00%), 10.089%, 8/25/50	966,000	1,211,123
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (1 Month US LIBOR + 10.00%), 10.089%, 7/25/50	1,027,000	1,268,345
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.239%, 7/25/49	342,000	367,848
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (1 Month US LIBOR + 7.75%), 7.839%, 9/25/48	389,000	419,508
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B1, (1 Month US LIBOR + 5.75%), 5.839%, 7/25/50	401,000	425,262
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	685,000	723,594
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	346,000	363,188
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 4.339%, 10/25/48	1,548,000	1,615,725
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (1 Month US LIBOR + 3.90%), 3.989%, 9/25/48	420,000	438,561
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 3.789%, 12/25/30	599,000	620,820
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.739%, 1/25/49	390,145	395,351
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.539%, 3/25/49	280,406	283,911
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.389%, 10/25/48	304,200	308,037
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (1 Month US LIBOR + 12.75%), 12.839%, 10/25/28	238,951	273,166
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 12.339%, 9/25/28	2,303,548	2,662,647
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 11.839%, 10/25/28	1,291,739	1,492,749
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 11.839%, 8/25/28	835,987	940,366
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 10.839%, 1/25/29	269,174	296,483
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (1 Month US LIBOR + 10.25%), 10.339%, 1/25/29	267,352	302,275
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (1 Month US LIBOR + 9.25%), 9.339%, 4/25/29	396,609	435,088
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 5.989%, 10/25/28	1,381,694	1,452,782
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.789%, 4/25/28	2,237,431	2,367,236
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.639%, 4/25/28	272,973	286,080
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 5.589%, 9/25/29	1,459,000	1,605,192
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.089%, 7/25/25	65,232	65,671
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 4.939%, 10/25/29	2,039,000	2,207,005
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (1 Month US LIBOR + 4.50%), 4.589%, 12/25/30	699,000	736,234
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 4.539%, 5/25/30	180,000	187,958
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 4.539%, 2/25/30	110,000	115,225
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (1 Month US LIBOR + 4.25%), 4.339%, 1/25/31	630,000	662,549
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.089%, 5/25/25	23,676	24,137
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 3.689%, 1/25/30	427,000	446,275
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 3.639%, 7/25/30	1,003,000	1,035,127
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.089%, 10/25/29	2,037,193	2,096,460
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2M2, (1 Month US LIBOR + 2.85%), 2.939%, 11/25/29	254,099	260,588
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 2.889%, 2/25/30	187,253	190,810
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2, (1 Month US LIBOR + 2.50%), 2.589%, 5/25/30	808,249	820,669
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.339%, 7/25/30	121,775	123,031
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2, (1 Month US LIBOR + 2.10%), 2.189%, 3/25/31	169,002	170,405
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (1 Month US LIBOR + 4.10%), 4.189%, 9/25/31	578,000	592,551
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (1 Month US LIBOR + 3.25%), 3.339%, 1/25/40	459,000	460,747
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.539%, 7/25/31	54,161	54,314
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (1 Month US LIBOR + 2.05%), 2.139%, 1/25/40	531,399	534,315
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 0.399%, 5/25/37	732,588	613,672
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 0.60%, 5/19/35	453,783	203,885
Home Re, Ltd. 144A FRB Ser. 21-2, Class B1, (US 30 Day Average SOFR + 4.15%), 4.199%, 1/25/34 (Bermuda)	300,000	300,049
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 0.489%, 6/25/37	709,292	353,856
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	730,000	729,990
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 0.648%, 2/26/37	564,146	541,308
MortgageIT Trust FRB Ser. 05-3, Class M2, (1 Month US LIBOR + 0.80%), 0.884%, 8/25/35	137,998	135,635
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 2.939%, 7/25/28 (Bermuda)	1,230,000	1,242,970
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1, (1 Month US LIBOR + 6.00%), 5.839%, 4/25/27 (Bermuda)	550,000	563,929
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 2.789%, 3/25/28 (Bermuda)	620,000	627,500
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 0.509%, 8/25/36	697,030	679,605
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 0.269%, 1/25/37	670,465	646,432
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	1,033,000	1,104,284
Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	815,000	842,678
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.98%), 1.069%, 10/25/45	375,992	374,431
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR5, Class 1A1, 2.614%, 4/25/36(WAC)	135,342	134,779

		63,925,525

Total mortgage-backed securities (cost $257,359,754)		$223,411,386

CORPORATE BONDS AND NOTES (20.9%)(a)
		Principal amount	Value
Basic materials (1.4%)
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		$150,000	$142,862
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		90,000	92,925
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		100,000	98,375
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		200,000	217,250
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		145,000	152,250
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		80,000	80,635
Coeur Mining, Inc. 144A company guaranty sr. unsec. notes 5.125%, 2/15/29		20,000	19,378
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		385,000	407,619
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		140,000	146,300
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		295,000	307,169
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		130,000	140,563
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		130,000	135,359
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		65,000	81,770
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		453,000	463,872
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		225,000	223,211
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 4.50%, 4/1/26 (Canada)		105,000	104,738
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		60,000	63,150
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		185,000	181,300
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		50,000	51,438
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		345,000	347,050
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		164,000	166,050
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		190,000	188,902
NOVA Chemicals Corp. 144A sr. unsec. sub. notes 4.25%, 5/15/29 (Canada)		125,000	123,375
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		35,000	34,171
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		175,000	182,000
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26		35,000	34,913
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		475,000	473,813
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		35,000	34,519
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		100,000	97,750
Taseko Mines, Ltd. 144A company guaranty sr. notes 7.00%, 2/15/26 (Canada)		235,000	242,931
TopBuild Corp. 144A company guaranty sr. unsec. bonds 4.125%, 2/15/32		50,000	50,438
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		495,000	496,386
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		195,000	191,164
WR Grace Holdings, LLC 144A company guaranty sr. notes 5.625%, 10/1/24		267,000	286,358
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		180,000	182,835

			6,242,819
Capital goods (1.8%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		130,000	124,963
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		75,000	77,813
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		260,000	270,400
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		65,000	66,788
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		470,000	479,414
Bombardier, Inc. 144A sr. unsec. notes 6.00%, 2/15/28 (Canada)		65,000	65,569
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		158,000	166,472
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		347,000	426,810
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		45,000	45,563
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		53,000	51,675
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		250,000	261,250
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		114,000	115,969
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)		335,000	355,097
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		90,000	89,534
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		280,000	297,436
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		401,000	376,940
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		50,000	50,938
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		265,000	267,981
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		785,000	793,470
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		465,000	501,038
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		130,000	132,600
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		330,000	337,838
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		265,000	265,777
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		175,000	173,906
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		1,512,000	1,578,150
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		85,000	84,469
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		395,000	391,050
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		245,000	270,213

			8,119,123
Communication services (1.7%)
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		200,000	200,000
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		185,000	185,875
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		295,000	304,735
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		1,136,000	1,220,632
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		130,000	134,225
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		130,000	132,324
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		185,000	183,119
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		270,000	284,175
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		136,000	144,840
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		175,000	168,438
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		440,000	486,200
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		195,000	204,263
Frontier Communications Corp. 144A notes 6.75%, 5/1/29		250,000	257,188
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		383,000	394,758
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		122,000	125,050
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		54,000	53,387
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 3.625%, 1/15/29		125,000	118,276
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		88,000	92,510
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		280,000	335,692
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		579,000	641,966
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		110,000	120,274
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		280,000	303,797
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		175,000	173,906
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		43,000	44,774
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		100,000	101,250
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29		125,000	123,906
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		326,000	343,930
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		170,000	175,738
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 3.625%, 6/15/29 (Canada)		50,000	50,250
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)		200,000	198,868
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	255,000	359,759
Ziggo BV 144A company guaranty sr. notes 5.50%, 1/15/27 (Netherlands)		$150,000	153,750

			7,817,855
Consumer cyclicals (4.1%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		150,000	147,799
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		130,000	131,788
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		125,000	122,500
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		130,000	133,939
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A sr. unsec. notes 5.00%, 6/15/29 (Canada)		175,000	175,656
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		245,000	246,176
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		240,000	244,200
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24		240,000	244,800
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		50,000	53,500
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		185,000	180,491
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		180,000	184,635
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		526,000	297,190
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		380,000	393,927
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29		260,000	257,725
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		544,000	545,360
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25		336,000	404,040
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25		200,000	217,000
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27		260,000	275,935
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		300,000	304,875
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		45,000	45,225
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31		130,000	131,300
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/15/25		105,000	109,200
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		270,000	281,475
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		614,739	654,697
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		145,000	168,925
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		147,000	152,145
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25		68,000	71,655
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		284,000	320,920
L Brands, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		220,000	267,287
L Brands, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		29,000	35,960
L Brands, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		120,000	134,250
La Financiere Atalian SASU company guaranty sr. unsec. notes Ser. REGS, 4.00%, 5/15/24 (France)	EUR	200,000	227,020
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		$127,000	127,635
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		218,000	225,358
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		130,000	142,350
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		100,000	105,000
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		80,000	78,075
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		355,000	369,200
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		280,000	284,013
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		380,000	408,500
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		430,000	446,684
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		55,000	56,580
Mav Acquisition Corp. 144A sr. notes 5.75%, 8/1/28		210,000	206,315
Meredith Corp. company guaranty sr. notes 6.50%, 7/1/25		240,000	256,248
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		138,000	143,003
Motion Bondco DAC company guaranty sr. notes Ser. REGS, 4.50%, 11/15/27 (Ireland)	EUR	245,000	268,580
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29		$195,000	197,438
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		200,000	203,000
Nexstar Broadcasting, Inc. 144A sr. unsec. notes 4.75%, 11/1/28		125,000	127,706
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		355,000	374,525
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		125,000	127,266
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28		175,000	181,954
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 4.50%, 7/15/29		95,000	92,886
Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. bonds 4.75%, 7/15/31		95,000	92,587
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28		400,000	417,000
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		125,000	119,736
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		250,000	256,250
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		155,000	223,200
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26		55,000	55,688
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		606,000	700,330
Scientific Games International, Inc. 144A company guaranty sr. notes 5.00%, 10/15/25		150,000	154,431
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		368,000	383,441
Scotts Miracle-Gro Co. (The) 144A company guaranty sr. unsec. bonds 4.375%, 2/1/32		85,000	85,430
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		265,000	274,606
Signal Parent, Inc. 144A sr. unsec. notes 6.125%, 4/1/29		240,000	223,200
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30		130,000	123,825
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		170,000	163,307
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		275,000	276,980
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25		255,000	270,938
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		125,000	133,438
Square, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31		165,000	169,125
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		95,000	88,091
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		25,000	25,781
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		250,000	251,875
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		240,000	237,600
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		275,000	291,500
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		105,000	115,597
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25		134,000	145,055
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		255,000	275,862
Univision Communications, Inc. 144A company guaranty sr. notes 4.50%, 5/1/29		90,000	91,053
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		25,000	26,245
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		340,000	340,425
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		245,000	252,963
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		338,000	342,648
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		320,000	320,800
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		80,000	84,184

			18,597,102
Consumer staples (1.2%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		170,000	164,684
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		182,000	182,954
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		225,000	224,156
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		75,000	80,389
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		40,000	40,560
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		505,000	506,263
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		130,000	137,313
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		235,000	243,225
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 5.00%, 7/15/35		349,000	429,119
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26		228,000	238,501
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		185,000	198,525
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30(FWC)		190,000	190,475
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		85,000	87,074
Loxam SAS notes 3.75%, 7/15/26 (France)	EUR	200,000	232,774
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		$80,000	83,400
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		70,000	67,952
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		285,000	293,194
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		130,000	135,080
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26		115,000	116,873
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		95,000	108,834
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		510,000	620,772
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		135,000	162,834
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		75,000	88,125
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		143,000	156,634
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		235,000	257,357
Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.125%, 1/15/28		210,000	218,925
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		124,000	131,130
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		125,000	123,544
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		125,000	133,438

			5,654,104
Energy (3.4%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		150,000	164,063
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26		23,000	25,875
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30		90,000	95,265
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		133,000	149,046
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27		100,000	108,500
Apache Corp. sr. unsec. unsub. notes 4.625%, 11/15/25		60,000	64,679
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		83,000	89,211
Callon Petroleum Co. company guaranty sr. unsec. notes 6.125%, 10/1/24		240,000	236,772
Callon Petroleum Co. 144A company guaranty notes 9.00%, 4/1/25		125,000	134,375
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		214,000	292,110
ChampionX Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		136,000	142,290
Cheniere Energy Partners LP 144A company guaranty sr. unsec. bonds 4.00%, 3/1/31		200,000	208,003
Cheniere Energy Partners LP 144A company guaranty sr. unsec. unsub. bonds 3.25%, 1/31/32		15,000	14,831
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		49,000	50,838
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		175,000	181,965
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		54,000	58,050
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44		175,000	198,188
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		249,000	271,721
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		231,000	240,222
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		272,000	325,720
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27		124,000	141,050
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		118,000	156,350
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		125,000	176,563
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41		98,000	123,745
DT Midstream, Inc. 144A sr. unsec. bonds 4.375%, 6/15/31		70,000	70,921
DT Midstream, Inc. 144A sr. unsec. notes 4.125%, 6/15/29		55,000	55,393
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		549,000	573,705
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		438,000	459,900
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25		131,000	138,144
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		109,000	115,576
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		25,000	27,774
Global Partners LP/GLP Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29		40,000	41,450
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		236,000	245,133
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		65,000	65,000
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		283,000	293,259
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		433,000	434,083
ITT Holdings, LLC 144A sr. unsec. notes 6.50%, 8/1/29		190,000	190,475
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25		160,671	166,294
Northriver Midstream Finance LP 144A sr. notes 5.625%, 2/15/26 (Canada)		192,000	198,720
Oasis Petroleum, Inc. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		90,000	95,175
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30		60,000	73,419
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		68,000	82,386
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		552,000	702,420
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		90,000	121,870
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		155,000	210,608
PBF Holding Co., LLC/PBF Finance Corp. 144A company guaranty sr. notes 9.25%, 5/15/25		155,000	150,350
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)		270,000	275,162
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		400,000	418,725
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 5.50%, 6/10/51 (Brazil)		917,000	804,915
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		378,000	411,075
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)		946,000	989,516
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		300,000	326,250
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)		3,034,000	151,700
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		972,000	48,600
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 7.69%, 1/23/50 (Mexico)		931,000	889,105
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		40,000	41,300
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25		180,000	188,100
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		107,000	109,782
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		137,000	141,453
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		133,000	136,325
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		439,000	460,950
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25		70,000	77,875
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		175,000	184,622
Southwestern Energy Co. 144A company guaranty sr. unsec. unsub. notes 5.375%, 2/1/29		505,000	531,513
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		282,000	282,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29		80,000	89,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27		410,000	439,213
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.50%, 3/1/30		75,000	82,428
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		87,100	87,100
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		190,000	189,525
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		80,000	83,400

			15,601,721
Financials (3.5%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		235,000	244,988
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 4.25%, 10/15/27		60,000	59,968
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		1,216,000	1,741,098
AmWINS Group, Inc. 144A sr. unsec. notes 4.875%, 6/30/29		70,000	69,782
Banca Monte dei Paschi di Siena SpA sr. unsec. unsub. notes Ser. EMTN, 2.625%, 4/28/25 (Italy)	EUR	230,000	268,339
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		$148,000	163,170
Blackstone Mortgage Trust, Inc. 144A sr. notes 3.75%, 1/15/27(R)		98,000	97,495
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		578,000	634,355
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		225,000	262,384
Cobra AcquisitionCo., LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		428,000	423,076
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. bonds 3.625%, 10/1/31		80,000	76,200
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. notes 3.375%, 10/1/28		85,000	81,600
Deutsche Bank AG jr. unsec. sub. FRN 6.00%, perpetual maturity (Germany)		200,000	209,000
Diversified Healthcare Trust company guaranty sr. unsec. notes 9.75%, 6/15/25(R)		510,000	555,614
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		200,000	282,900
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		120,000	121,138
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27		90,000	85,275
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		75,000	76,969
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		150,000	153,938
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		210,000	213,150
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		237,000	248,258
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		55,000	57,200
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		136,000	136,601
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		20,000	20,825
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)		200,000	223,250
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		205,000	212,944
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		347,000	366,606
Itau Unibanco Holding SA/Cayman Islands 144A unsec. sub. FRB 3.875%, 4/15/31 (Brazil)		2,050,000	1,970,071
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		119,000	119,893
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		55,000	55,413
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		250,000	250,000
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27		55,000	57,475
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		203,000	208,075
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/15/30		75,000	75,589
OneMain Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25		105,000	113,531
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		393,000	438,686
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		265,000	282,888
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		240,000	247,500
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		235,000	238,017
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		525,000	527,625
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		88,000	97,389
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		120,000	126,108
Stichting AK Rabobank Certificaten jr. unsec. sub. FRN 19.436%, perpetual maturity (Netherlands)	EUR	252,125	404,760
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		$178,000	181,783
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		3,280,000	3,407,100

			15,888,026
Health care (1.8%)
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		611,000	648,424
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		235,000	238,175
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		115,000	116,453
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29		180,000	174,375
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		302,000	307,593
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/15/29		100,000	91,750
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		140,000	144,172
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		120,000	121,966
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		560,000	604,100
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		125,000	128,750
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		120,000	121,200
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		25,000	26,375
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		100,000	104,375
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		235,000	222,453
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28		290,000	338,911
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 144A company guaranty sr. notes 6.125%, 4/1/29 (Luxembourg)		105,000	103,425
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25		125,000	123,968
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		155,000	171,675
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		540,000	614,978
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		125,000	131,456
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		200,000	205,500
Laboratoire Eimer Selarl company guaranty sr. unsec. notes Ser. REGS, 5.00%, 2/1/29 (France)	EUR	250,000	292,215
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)		$235,000	210,031
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29		50,000	50,489
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28		270,000	273,713
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		130,000	130,488
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		350,000	377,913
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		95,000	93,575
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		90,000	92,025
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		272,000	275,400
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		63,000	65,441
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25		65,000	68,981
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		525,000	548,625
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		555,000	568,875
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29		210,000	212,579
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		385,000	421,575

			8,421,999
Technology (0.9%)
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		80,000	80,645
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		80,000	80,900
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		40,000	41,200
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		182,000	179,725
Dell International, LLC/EMC Corp. company guaranty sr. notes 6.02%, 6/15/26		583,000	686,971
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		333,000	338,391
Diebold Nixdorf, Inc. 144A company guaranty sr. notes 9.375%, 7/15/25		119,000	128,223
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		530,000	544,549
Microchip Technology, Inc. company guaranty sr. unsec. notes 4.25%, 9/1/25		257,000	267,311
Plantronics, Inc. 144A company guaranty sr. unsec. notes 4.75%, 3/1/29		316,000	289,930
Qorvo, Inc. 144A company guaranty sr. unsec. bonds 3.375%, 4/1/31		275,000	284,292
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		235,000	225,600
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		105,000	109,725
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		195,000	193,050
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		140,000	141,369
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		260,000	262,600
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		94,000	103,283

			3,957,764
Transportation (0.3%)
Air Canada 144A sr. notes 3.875%, 8/15/26 (Canada)		15,000	15,206
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		260,000	279,825
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		260,000	272,740
Delta Air Lines Inc/SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		375,000	416,412
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		100,000	103,098
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		100,000	103,447

			1,190,728
Utilities and power (0.8%)
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		122,000	120,280
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		67,000	68,686
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		100,000	98,750
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		126,000	129,648
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		380,000	384,944
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		25,000	24,250
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		615,000	807,793
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		41,000	39,719
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		19,000	19,677
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		385,000	406,511
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		185,000	181,300
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		109,000	116,085
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		240,000	245,425
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27		65,000	66,785
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		115,000	123,077
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		65,000	67,727
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.625%, 2/15/27		152,000	156,609
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		369,000	379,959
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		165,000	169,125

			3,606,350

Total corporate bonds and notes (cost $93,867,024)			$95,097,591

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (12.0%)(a)
		Principal amount	Value
Angola (Republic of) sr. unsec. notes Ser. REGS, 8.25%, 5/9/28 (Angola)		$2,110,000	$2,133,697
Argentina (Republic of) 144A sr. unsec. notes 5.00%, 2/1/29 (Argentina)		2,407,903	1,541,058
Bahrain (Kingdom of) 144A sr. unsec. notes 7.375%, 5/14/30 (Bahrain)		2,130,000	2,361,708
Buenos Aires (Government of) 144A sr. unsec. unsub. bonds 3.90%, 9/1/37 (Argentina)		3,012,459	1,329,361
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 5.00%, 6/1/27 (Argentina)		2,695,975	1,797,407
Cordoba (Province of) 144A sr. unsec. unsub. notes 5.00%, 12/10/25 (Argentina)		1,029,088	777,991
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		690,000	699,488
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.875%, 1/30/60 (Dominican Republic)		1,325,000	1,298,500
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		715,000	818,675
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		1,350,000	1,512,014
Dominican (Republic of) 144A sr. unsec. notes 4.50%, 1/30/30 (Dominican Republic)		230,000	232,877
Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)		1,650,000	1,792,313
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		2,370,000	2,666,250
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%, 1/15/25 (Indonesia)		760,000	823,659
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		300,000	337,502
Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)		640,000	875,968
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		1,265,000	1,413,624
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		1,355,000	1,404,111
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		4,755,000	4,998,694
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.75%, 12/31/32 (Ivory Coast)		1,404,806	1,397,782
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Ivory Coast)		630,000	688,269
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)		300,000	316,875
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 3/13/28 (Senegal)	EUR	140,000	164,737
Ivory Coast (Republic of) 144A sr. unsec. unsub. bonds 5.25%, 3/22/30 (Ivory Coast)	EUR	760,000	902,088
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)		$127,000	178,054
Kenya (Republic of) sr. unsec. notes Ser. REGS, 7.00%, 5/22/27 (Kenya)		1,000,000	1,059,991
Kenya (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 6/24/24 (Kenya)		760,000	819,850
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		670,000	694,277
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 6.00%, 8/1/29 (Oman)		817,000	877,278
Saudi Arabia (Kingdom of) sr. unsec. notes Ser. REGS, 2.90%, 10/22/25 (Saudi Arabia)		2,174,000	2,299,375
Senegal (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.75%, 3/13/48 (Senegal)		3,900,000	3,861,000
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		3,605,000	3,717,656
South Africa (Republic of) sr. unsec. unsub. bonds 6.30%, 6/22/48 (South Africa)		230,000	236,890
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 9/16/25 (South Africa)		830,000	926,927
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		805,000	845,251
Tunisia (Central Bank of) sr. unsec. unsub. notes Ser. REGS, 5.75%, 1/30/25 (Tunisia)		1,680,000	1,350,300
Turkey (Republic of) sr. unsec. unsub. notes 6.35%, 8/10/24 (Turkey)		940,000	966,320
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)		2,230,000	2,152,173
Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%, 3/31/38 (Venezuela)		650,000	66,625
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)		1,652,000	161,070
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		439,000	42,803
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)		2,674,000	260,715
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		1,720,000	1,887,278

Total foreign government and agency bonds and notes (cost $55,020,217)			$54,688,481

CONVERTIBLE BONDS AND NOTES (6.1%)(a)
	Principal amount	Value
Capital goods (0.1%)
John Bean Technologies Corp. 144A cv. sr. unsec. notes 0.25%, 5/15/26	$235,000	$253,873
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	182,000	274,053

		527,926
Communication services (0.4%)
Cable One, Inc. 144A company guaranty cv. sr. unsec. notes 1.125%, 3/15/28	373,000	365,338
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	742,000	755,977
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	84,000	121,435
Liberty Media Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/1/50	175,000	222,971
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	415,000	427,948

		1,893,669
Consumer cyclicals (1.0%)
Alarm.com Holdings, Inc. 144A cv. sr. unsec. notes zero %, 1/15/26	139,000	127,551
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	187,000	277,413
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25	196,000	280,852
DraftKings, Inc. 144A cv. sr. unsec. unsub. notes zero %, 3/15/28	365,000	318,258
Expedia Group, Inc. 144A company guaranty cv. sr. unsec. unsub. notes zero %, 2/15/26	380,000	410,244
Ford Motor Co. 144A cv. sr. unsec. notes zero %, 3/15/26	481,000	568,969
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23	335,000	522,399
National Vision Holdings, Inc. cv. sr. unsec. sub. notes 2.50%, 5/15/25	81,000	166,820
NCL Corp, Ltd. cv. company guaranty sr. unsec. notes 5.375%, 8/1/25	81,000	134,920
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. notes 2.875%, 11/15/23	484,000	604,716
Shift4 Payments, Inc. 144A cv. sr. unsec. sub. notes zero %, 12/15/25	241,000	261,340
Square, Inc. 144A cv. sr. unsec. sub. notes 0.25%, 11/1/27	177,000	213,843
Square, Inc. 144A cv. sr. unsec. sub. notes zero %, 5/1/26	177,000	207,233
Vail Resorts, Inc. 144A cv. sr. unsec. sub. notes zero %, 1/1/26	307,000	337,162
Winnebago Industries, Inc. cv. sr. unsec. notes 1.50%, 4/1/25	165,000	211,330

		4,643,050
Consumer staples (0.6%)
Airbnb, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/15/26	312,000	305,451
Beauty Health Co. (The) 144A cv. sr. unsec. sub. notes 1.25%, 10/1/26	185,000	209,980
Cheesecake Factory, Inc. (The) cv. sr. unsec. sub. notes 0.375%, 6/15/26	236,000	213,907
Chegg, Inc. cv. sr. unsec. notes zero %, 9/1/26	247,000	230,640
Etsy, Inc. 144A cv. sr. unsec. notes 0.25%, 6/15/28	400,000	510,949
Lyft, Inc. cv. sr. unsec. notes 1.50%, 5/15/25	155,000	215,343
Shake Shack, Inc. 144A cv. sr. unsec. notes zero %, 3/1/28	191,000	156,834
Uber Technologies, Inc. 144A cv. sr. unsec. notes zero %, 12/15/25	202,000	194,329
Wayfair, Inc. cv. sr. unsec. notes 0.625%, 10/1/25	419,000	412,753
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25	90,000	156,717

		2,606,903
Energy (0.4%)
Enphase Energy, Inc. 144A cv. sr. unsec. notes zero %, 3/1/28	359,000	402,389
Pioneer Natural Resources Co. cv. sr. unsec. notes 0.25%, 5/15/25	345,000	609,708
SolarEdge Technologies, Inc. cv. sr. unsec. notes zero %, 9/15/25 (Israel)	160,000	236,524
Sunrun, Inc. 144A cv. sr. unsec. notes zero %, 2/1/26	199,000	181,193
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	215,000	192,443

		1,622,257
Financials (0.2%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)	238,000	245,735
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23	240,000	271,892
Redfin Corp. cv. sr. unsec. notes zero %, 10/15/25	224,000	228,016
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26	176,000	205,964

		951,607
Health care (0.9%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	144,000	144,897
DexCom, Inc. cv. sr. unsec. unsub. notes 0.25%, 11/15/25	312,000	398,284
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	487,000	521,090
Guardant Health, Inc. 144A cv. sr. unsec. sub. notes zero %, 11/15/27	272,000	299,551
Halozyme Therapeutics, Inc. 144A cv. sr. unsec. notes 0.25%, 3/1/27	331,000	292,811
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	128,000	189,864
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26	171,000	204,452
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)	336,000	341,040
NeoGenomics, Inc. cv. sr. unsec. notes 0.25%, 1/15/28	255,000	257,550
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	92,000	129,950
Novocure, Ltd. 144A cv. sr. unsec. notes zero %, 11/1/25 (Jersey)	113,000	115,085
Omnicell, Inc. cv. sr. unsec. notes 0.25%, 9/15/25	160,000	297,238
Pacira Pharmaceuticals, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/25	300,000	314,154
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25	118,000	164,386
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	187,000	191,320

		3,861,672
Technology (2.1%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	323,000	354,291
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	206,000	252,255
Avalara, Inc. 144A cv. sr. unsec. notes 0.25%, 8/1/26	186,000	194,237
Bentley Systems, Inc. 144A cv. sr. unsec. sub. notes 0.375%, 7/1/27	351,000	354,940
Bill.com Holdings, Inc. 144A cv. sr. unsec. unsub. notes zero %, 4/1/27	233,000	249,072
Blackline, Inc. 144A cv. sr. unsec. notes zero %, 3/15/26	233,000	237,549
Box, Inc. 144A cv. sr. unsec. notes zero %, 1/15/26	245,000	291,550
Ceridian HCM Holding, Inc. 144A cv. sr. unsec. notes 0.25%, 3/15/26	208,000	238,909
Coupa Software, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	348,000	380,861
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24 (Israel)	199,000	257,327
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	131,000	248,085
Envestnet, Inc. 144A cv. company guaranty sr. unsec. notes 0.75%, 8/15/25	206,000	210,120
Everbridge, Inc. 144A cv. sr. unsec. notes zero %, 3/15/26	265,000	293,306
Five9, Inc. cv. sr. unsec. notes 0.50%, 6/1/25	104,000	139,123
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25	236,000	292,381
j2 Global, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26	157,000	213,940
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	304,000	330,600
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	433,000	541,472
ON Semiconductor Corp. 144A cv. sr. unsec. notes zero %, 5/1/27	249,000	299,273
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	276,000	482,476
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25	159,000	173,517
Rapid7, Inc. 144A cv. sr. unsec. notes 0.25%, 3/15/27	228,000	313,067
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25	269,000	275,893
Silicon Laboratories, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	168,000	270,379
Snap, Inc. 144A cv. sr. unsec. notes zero %, 5/1/27	400,000	405,043
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	626,000	653,779
Twitter, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/15/26	589,000	539,793
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24	109,000	139,775
Zendesk, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	190,000	223,607
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	115,000	248,074
Zynga, Inc. 144A cv. sr. unsec. unsub. notes zero %, 12/15/26	517,000	496,709

		9,601,403
Transportation (0.3%)
American Airlines Group, Inc. cv. company guaranty notes 6.50%, 7/1/25	205,000	299,025
JetBlue Airways Corp. 144A cv. sr. unsec. notes 0.50%, 4/1/26	329,000	315,911
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	380,000	533,425

		1,148,361
Utilities and power (0.1%)
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. notes zero %, 11/15/25	276,000	319,443
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48	287,000	332,937

		652,380

Total convertible bonds and notes (cost $25,397,731)		$27,509,228

SENIOR LOANS (3.6%)(a)(c)
	Principal amount	Value
Basic materials (0.4%)
Alpha 3 BV bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.00%, 3/5/28	$154,613	$154,387
Klockner-Pentaplast of America, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.25%, 2/4/26	69,650	69,236
PQ Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.25%, 6/9/28	44,888	44,807
SCIH Salt Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 3/16/27	250,681	250,759
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.087%, 6/26/25	312,049	311,600
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 2.839%, 10/1/25	401,441	398,181
TAMKO Building Products, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.101%, 5/31/26	562,646	560,069

		1,789,039
Capital goods (0.7%)
Adient US, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.587%, 4/1/28	174,563	174,531
American Axle and Manufacturing, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.25%), 3.00%, 4/6/24	50,049	49,942
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.337%, 4/3/24	776,845	755,606
Filtration Group Corp. bank term loan FRN (1 Month US LIBOR + 3.50%), 4.00%, 10/19/28	25,000	24,956
GFL Environmental, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.50%, 5/31/25	434,283	434,825
Staples, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.132%, 4/9/26	191,649	184,002
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.167%, 3/28/25	490,207	481,393
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 4.404%, 6/30/27	104,214	104,328
Vertiv Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.83%, 3/2/27	906,252	899,455

		3,109,038
Communication services (0.3%)
Altice US Finance I Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.34%, 1/15/26	395,842	387,430
Asurion, LLC bank term loan FRN Ser. B9, (BBA LIBOR USD 3 Month + 3.25%), 3.337%, 7/31/27	69,825	69,126
DIRECTV Financing, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.75%, 7/22/27	175,000	175,084
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 3.75%), 8.00%, 11/27/23	615,000	620,123

		1,251,763
Consumer cyclicals (0.9%)
AppleCaramel Buyer, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/27	470,920	471,829
Cengage Learning, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 6/29/26	375,000	376,680
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.629%, 8/21/26	503,770	495,357
Cornerstone Building Brands, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 4/12/28	331,390	330,728
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 5/5/24	219,490	219,255
Diamond Sports Group, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.34%, 8/24/26	210,700	110,618
Garda World Security Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 4.34%, 10/30/26	182,072	182,149
Golden Nugget, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 10/4/23	189,493	188,444
iHeartCommunications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.087%, 5/1/26	97,581	96,831
Nexstar Broadcasting, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.586%, 6/19/26	276,079	275,527
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	220,000	183,333
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	355,197	343,120
Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 2.837%, 8/14/24	136,810	136,173
Terrier Media Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 3.587%, 12/17/26	267,533	266,396
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	410,237	410,237

		4,086,677
Consumer staples (0.3%)
Ascend Learning, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 7/12/24	598,049	597,302
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	579,027	573,625
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/27	89,325	89,262
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/25	219,318	218,678

		1,478,867
Energy (—%)
CQP Holdco LP bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 6/4/28	209,475	209,213

		209,213
Financials (0.1%)
Forest City Enterprises LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.587%, 12/7/25	270,000	266,498
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 4/25/25	98,258	98,135

		364,633
Health care (0.4%)
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.836%, 2/4/27	140,055	138,805
Enterprise Merger Sub, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 3.837%, 10/10/25	227,659	187,914
Global Medical Response, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 10/5/25	516,100	513,612
Jazz Financing Lux Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 5/31/28	288,278	288,638
One Call Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 5.50%), 6.25%, 4/22/27	304,238	306,139
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.08%, 6/30/25	148,842	148,719
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.00%), 8.00%, 4/29/25	196,163	196,408

		1,780,235
Technology (0.4%)
Arches Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 12/6/27	407,945	405,905
Boxer Parent Co., Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 3.882%, 10/2/25	401,524	398,545
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 7/31/27	202,950	202,680
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 12/1/27	402,975	403,793
Plantronics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.587%, 7/2/25	338,593	329,387
Polaris Newco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 6/3/28	205,000	205,394
Rocket Software, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 4.75%, 11/28/25	134,663	134,158

		2,079,862
Transportation (0.1%)
American Airlines, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.50%, 4/20/28	120,000	124,913
United Airlines, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 4/21/28	253,725	257,122

		382,035

Total senior loans (cost $16,642,926)		$16,531,362

PURCHASED SWAP OPTIONS OUTSTANDING (2.4%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value
Bank of America N.A.
0.485/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.485		$49,147,400	$47,673
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		7,048,900	833,462
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		7,048,900	223,944
JPMorgan Chase Bank N.A.
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		6,980,300	733,490
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		6,980,300	717,365
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		6,980,300	239,215
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		6,980,300	233,002
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		6,990,700	1,892,173
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		6,990,700	1,886,580
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		6,990,700	1,620,095
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		8,725,000	508,144
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		8,725,000	303,019
NatWest Markets PLC
(0.52)/Sterling Overnight Index Average/Sep-23 (United Kingdom)	Sep-22/0.52	GBP	92,703,900	1,003,541
UBS AG
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	13,220,400	447,786
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	13,220,400	299,695

Total purchased swap options outstanding (cost $6,634,110)				$10,989,184

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
GBP/USD (Put)	Nov-21/$1.33	$31,368,124	GBP	22,920,700	$10,508
Goldman Sachs International
AUD/USD (Put)	Nov-21/0.73	23,440,937	AUD	31,161,100	34,646
EUR/USD (Put)	Nov-21/1.16	30,654,924	EUR	26,518,100	115,477
JPMorgan Chase Bank N.A.
EUR/USD (Put)	Nov-21/1.15	30,770,870	EUR	26,618,400	42,310
Toronto-Dominion Bank
USD/CAD (Call)	Nov-21/CAD 1.26	11,420,800		$11,420,800	28,746
USD/CAD (Put)	Nov-21/CAD 1.19	11,420,800		11,420,800	1,028
UBS AG
NZD/USD (Put)	Nov-21/0.68	23,981,807	NZD	33,466,100	1,367

Total purchased options outstanding (cost $886,442)					$234,082

ASSET-BACKED SECURITIES (0.6%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$1,314,000	$1,315,708
Cascade Funding Mortgage Trust, LLC 144A Ser. 20-HB4, Class M4, 4.948%, 12/26/30(WAC)	$595,000	595,060
Finance of America HECM Buyout 144A Ser. 21-HB1, Class M4, 6.414%, 2/25/31(WAC)	1,000,000	1,017,500

Total asset-backed securities (cost $2,908,999)		$2,928,268

COMMON STOCKS (0.1%)(a)
	Shares	Value
iHeartMedia, Inc. Class A(NON)	15,096	$292,560
MWO Holdings, LLC (Units)(F)	169	431
Oasis Petroleum, Inc.	854	102,992
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	21,073	28,238
Tribune Media Co. Class 1C	92,963	930

Total common stocks (cost $527,619)		$425,151

SHORT-TERM INVESTMENTS (14.6%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.09%(AFF)	Shares	10,868,640	$10,868,640
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	497,000	497,000
U.S. Treasury Bills 0.054%, 4/7/22(SEG)(SEGSF)(SEGCCS)		$10,341,000	10,338,407
U.S. Treasury Bills 0.055%, 5/19/22(SEGSF)(SEGCCS)		2,000,000	1,999,198
U.S. Treasury Bills 0.048%, 3/24/22(SEGSF)(SEGCCS)		4,500,000	4,498,939
U.S. Treasury Bills 0.043%, 2/24/22(SEGSF)(SEGCCS)		6,400,000	6,398,850
U.S. Treasury Bills 0.044%, 3/3/22(SEGSF)(SEGCCS)		3,200,000	3,199,349
U.S. Treasury Bills 0.046%, 2/17/22(SEGSF)		928,000	927,850
U.S. Treasury Bills 0.041%, 2/10/22(SEG)(SEGSF)		4,900,000	4,899,244
U.S. Treasury Bills 0.040%, 4/21/22(SEGSF)(SEGCCS)		5,100,000	5,098,486
U.S. Treasury Bills 0.041%, 3/17/22(SEG)(SEGSF)		10,700,000	10,697,603
U.S. Treasury Bills 0.040%, 3/10/22(SEGCCS)		500,000	499,893
U.S. Treasury Bills 0.040%, 2/3/22(SEG)(SEGSF)		6,200,000	6,199,089

Total short-term investments (cost $66,125,525)			$66,122,548
TOTAL INVESTMENTS

Total investments (cost $802,418,123)			$774,814,320

	FORWARD CURRENCY CONTRACTS at 10/31/21 (aggregate face value $461,046,323) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Sell	1/19/22	$6,492,644	$6,287,566	$(205,078)
		British Pound	Buy	12/15/21	1,757,481	1,782,006	(24,525)
		Canadian Dollar	Buy	1/19/22	1,204,515	1,185,191	19,324
		Euro	Buy	12/15/21	3,262,026	3,360,645	(98,619)
		Hong Kong Dollar	Buy	11/17/21	249,416	249,638	(222)
		Hong Kong Dollar	Sell	11/17/21	249,416	249,392	(24)
		Japanese Yen	Buy	11/17/21	7,947,005	8,232,410	(285,405)
		New Zealand Dollar	Sell	1/19/22	6,970,904	6,782,831	(188,073)
		Swedish Krona	Buy	12/15/21	590,638	597,241	(6,603)
		Swiss Franc	Buy	12/15/21	838,332	826,478	11,854
	Barclays Bank PLC
		Australian Dollar	Sell	1/19/22	3,684,575	3,566,858	(117,717)
		British Pound	Buy	12/15/21	3,681,814	3,667,397	14,417
		Canadian Dollar	Buy	1/19/22	1,914,940	1,888,465	26,475
		Euro	Sell	12/15/21	4,161,053	4,188,588	27,535
		Japanese Yen	Buy	11/17/21	4,096,000	4,216,976	(120,976)
		New Zealand Dollar	Sell	1/19/22	2,262,495	2,201,590	(60,905)
		Norwegian Krone	Sell	12/15/21	357,962	348,565	(9,397)
		Russian Ruble	Buy	12/15/21	2,335,126	2,247,234	87,892
		Russian Ruble	Sell	12/15/21	2,335,126	2,365,604	30,478
		Swedish Krona	Buy	12/15/21	1,187,276	1,168,352	18,924
		Swiss Franc	Sell	12/15/21	627,163	612,363	(14,800)
	Citibank, N.A.
		Australian Dollar	Sell	1/19/22	781,173	796,429	15,256
		British Pound	Sell	12/15/21	2,181,658	2,225,765	44,107
		Canadian Dollar	Buy	1/19/22	1,274,984	1,254,369	20,615
		Euro	Sell	12/15/21	1,143,312	1,177,636	34,324
		Japanese Yen	Buy	11/17/21	3,556,527	3,647,471	(90,944)
		New Zealand Dollar	Sell	1/19/22	2,734,030	2,659,801	(74,229)
		Norwegian Krone	Buy	12/15/21	3,384,830	3,322,966	61,864
		Swedish Krona	Sell	12/15/21	2,365,603	2,317,301	(48,302)
		Swiss Franc	Sell	12/15/21	1,094,773	1,082,022	(12,751)
	Credit Suisse International
		Australian Dollar	Sell	1/19/22	14,146	13,699	(447)
		British Pound	Sell	12/15/21	1,673,850	1,691,830	17,980
		Canadian Dollar	Sell	1/19/22	789,298	759,317	(29,981)
		Euro	Sell	12/15/21	1,499,844	1,539,767	39,923
		New Zealand Dollar	Buy	1/19/22	1,994,202	1,940,254	53,948
	Goldman Sachs International
		Australian Dollar	Sell	1/19/22	3,869,146	3,705,207	(163,939)
		British Pound	Sell	12/15/21	240,491	20,502	(219,989)
		Canadian Dollar	Buy	1/19/22	14,134,887	13,906,478	228,409
		Euro	Buy	12/15/21	4,571,395	4,953,635	(382,240)
		Japanese Yen	Buy	11/17/21	5,485,832	5,865,389	(379,557)
		New Zealand Dollar	Sell	1/19/22	8,130,526	7,902,788	(227,738)
		Norwegian Krone	Sell	12/15/21	2,226,749	2,164,837	(61,912)
		South African Rand	Buy	1/19/22	1,252,160	1,299,352	(47,192)
		South African Rand	Sell	1/19/22	1,252,160	1,276,227	24,067
		Swedish Krona	Sell	12/15/21	4,369,173	4,210,651	(158,522)
		Swiss Franc	Buy	12/15/21	4,302,435	4,289,408	13,027
	HSBC Bank USA, National Association
		Australian Dollar	Sell	1/19/22	3,361,782	3,254,602	(107,180)
		British Pound	Sell	12/15/21	147,004	157,429	10,425
		Canadian Dollar	Buy	1/19/22	1,344,159	1,322,546	21,613
		Euro	Buy	12/15/21	5,667,493	5,799,192	(131,699)
		Hong Kong Dollar	Buy	11/17/21	2,313,197	2,314,567	(1,370)
		Hong Kong Dollar	Sell	11/17/21	2,313,197	2,313,133	(64)
		Japanese Yen	Buy	11/17/21	5,070,160	5,231,392	(161,232)
		New Zealand Dollar	Buy	1/19/22	1,209,216	1,176,369	32,847
		Norwegian Krone	Sell	12/15/21	32,436	31,659	(777)
		Swiss Franc	Buy	12/15/21	39,806	39,882	(76)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	1/19/22	6,185,878	5,950,031	235,847
		British Pound	Buy	12/15/21	1,248,031	1,308,218	(60,187)
		Canadian Dollar	Buy	1/19/22	3,914,977	3,931,289	(16,312)
		Euro	Buy	12/15/21	9,874,949	10,122,502	(247,553)
		Japanese Yen	Sell	11/17/21	4,342,285	4,432,548	90,263
		New Zealand Dollar	Buy	1/19/22	14,286,173	13,901,234	384,939
		Norwegian Krone	Buy	12/15/21	3,944,292	3,923,521	20,771
		Swedish Krona	Buy	12/15/21	1,735,329	1,720,933	14,396
		Swiss Franc	Sell	12/15/21	1,650,745	1,653,580	2,835
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	1/19/22	9,278,290	8,985,673	292,617
		British Pound	Buy	12/15/21	6,030,050	6,092,898	(62,848)
		Canadian Dollar	Buy	1/19/22	6,256,608	6,244,043	12,565
		Euro	Buy	12/15/21	7,074,414	7,324,482	(250,068)
		Japanese Yen	Buy	11/17/21	2,014,435	2,114,196	(99,761)
		New Zealand Dollar	Sell	1/19/22	11,753,739	11,434,458	(319,281)
		Norwegian Krone	Buy	12/15/21	6,996,958	6,816,489	180,469
		Swedish Krona	Buy	12/15/21	318,738	441,607	(122,869)
		Swiss Franc	Sell	12/15/21	5,364,511	5,336,633	(27,878)
	NatWest Markets PLC
		Australian Dollar	Buy	1/19/22	1,787,925	1,667,025	120,900
		British Pound	Buy	12/15/21	1,476,613	1,517,500	(40,887)
		Canadian Dollar	Sell	1/19/22	624,602	614,532	(10,070)
		Euro	Sell	12/15/21	12,198,140	12,533,624	335,484
		Japanese Yen	Sell	11/17/21	563,696	587,073	23,377
		New Zealand Dollar	Sell	1/19/22	9,113,815	8,848,847	(264,968)
		Norwegian Krone	Buy	12/15/21	1,202,504	1,162,207	40,297
		Swedish Krona	Buy	12/15/21	1,651,336	1,650,097	1,239
		Swiss Franc	Buy	12/15/21	1,171,871	1,174,022	(2,151)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	1/19/22	9,100,115	8,996,303	(103,812)
		British Pound	Buy	12/15/21	201,481	288,039	(86,558)
		Canadian Dollar	Buy	1/19/22	7,911,493	7,860,370	51,123
		Euro	Sell	12/15/21	9,019,201	9,007,687	(11,514)
		Hong Kong Dollar	Buy	11/17/21	9,295,629	9,303,595	(7,966)
		Hong Kong Dollar	Sell	11/17/21	9,295,629	9,294,415	(1,214)
		Japanese Yen	Sell	11/17/21	16,760,439	17,264,662	504,223
		New Zealand Dollar	Sell	1/19/22	2,360,896	2,295,873	(65,023)
		Norwegian Krone	Sell	12/15/21	2,959,879	2,850,128	(109,751)
		Swedish Krona	Sell	12/15/21	6,061,522	5,915,317	(146,205)
		Swiss Franc	Buy	12/15/21	2,223,120	2,186,042	37,078
	Toronto-Dominion Bank
		Australian Dollar	Buy	1/19/22	4,141,902	4,011,071	130,831
		British Pound	Buy	12/15/21	1,185,889	1,154,427	31,462
		Canadian Dollar	Sell	1/19/22	1,164,997	1,130,259	(34,738)
		Euro	Sell	12/15/21	3,416,859	3,519,226	102,367
		Hong Kong Dollar	Buy	11/17/21	428,460	428,836	(376)
		Hong Kong Dollar	Sell	11/17/21	428,460	428,411	(49)
		Japanese Yen	Buy	11/17/21	4,942,109	5,104,123	(162,014)
		New Zealand Dollar	Sell	1/19/22	2,970,334	2,889,365	(80,969)
		Norwegian Krone	Buy	12/15/21	11,888,720	11,656,652	232,068
		Swedish Krona	Sell	12/15/21	9,018,974	8,807,542	(211,432)
	UBS AG
		Australian Dollar	Buy	1/19/22	710,294	687,759	22,535
		British Pound	Buy	12/15/21	618,678	638,766	(20,088)
		Canadian Dollar	Buy	1/19/22	5,362,738	5,280,479	82,259
		Euro	Buy	12/15/21	4,345,626	4,449,671	(104,045)
		Hong Kong Dollar	Buy	11/17/21	554,846	554,633	213
		Hong Kong Dollar	Sell	11/17/21	554,846	555,306	460
		Japanese Yen	Buy	11/17/21	21,532,516	22,037,206	(504,690)
		New Zealand Dollar	Sell	1/19/22	3,202,559	3,097,306	(105,253)
		Norwegian Krone	Sell	12/15/21	4,907,915	4,762,132	(145,783)
		Swedish Krona	Buy	12/15/21	6,603,458	6,680,427	(76,969)
		Swiss Franc	Sell	12/15/21	5,621,282	5,605,575	(15,707)
	WestPac Banking Corp.
		British Pound	Buy	12/15/21	2,158,526	2,181,614	(23,088)
		Canadian Dollar	Buy	1/19/22	903,245	888,629	14,616
		Euro	Sell	12/15/21	1,688,699	1,733,918	45,219
		Japanese Yen	Sell	11/17/21	415,342	428,924	13,582
		New Zealand Dollar	Sell	1/19/22	4,001,857	3,893,111	(108,746)

	Unrealized appreciation						3,879,339

	Unrealized (depreciation)						(7,083,308)

	Total						$(3,203,969)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 10/31/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	1,663	$364,612,750	$364,612,750	Dec-21	$1,542,326
U.S. Treasury Note Ultra 10 yr (Short)	403	58,447,594	58,447,594	Dec-21	903,543

Unrealized appreciation					2,445,869

Unrealized (depreciation)					—

Total					$2,445,869

WRITTEN SWAP OPTIONS OUTSTANDING at 10/31/21 (premiums $14,614,351) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.985		$49,147,400	$396,620
Citibank, N.A.
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		8,485,700	505,578
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		8,485,700	569,900
Goldman Sachs International
1.722/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	4,577,200	269,044
(1.722)/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	4,577,200	587,826
JPMorgan Chase Bank N.A.
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		$3,624,700	65,716
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		5,786,700	87,784
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		26,351,000	222,402
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	10,069,900	248,880
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		$5,786,700	313,928
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		3,624,700	366,928
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	10,069,900	1,541,359
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$26,351,000	3,566,345
Morgan Stanley & Co. International PLC
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		3,620,600	82,369
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		3,620,600	84,432
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		8,725,000	151,292
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		8,725,000	318,899
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		3,620,600	417,853
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		3,620,600	427,810
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		6,990,700	1,489,159
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		6,990,700	1,772,562
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		6,990,700	1,793,534
NatWest Markets PLC
0.84/Sterling Overnight Index Average/Sep-23	Sep-22/0.84	GBP	92,703,900	678,754
0.68/Sterling Overnight Index Average/Sep-23	Sep-22/0.68	GBP	92,703,900	833,535
Toronto-Dominion Bank
(1.758)/3 month CAD-BA-CDOR/Nov-26	Nov-21/1.758	CAD	4,859,600	247
(1.81)/3 month CAD-BA-CDOR/Nov-26	Nov-21/1.81	CAD	9,719,100	1,728
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		$529,000	31,047
1.758/3 month CAD-BA-CDOR/Nov-26	Nov-21/1.758	CAD	4,859,600	47,752
1.81/3 month CAD-BA-CDOR/Nov-26	Nov-21/1.81	CAD	9,719,100	78,587
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		$1,058,000	216,403
UBS AG
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		9,843,400	539,714
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		9,843,400	578,300

Total				$18,286,287

WRITTEN OPTIONS OUTSTANDING at 10/31/21 (premiums $34,548) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Toronto-Dominion Bank
USD/CAD (Put)	Nov-21/CAD 1.23	$11,420,800	$11,420,800	$34,217

Total				$34,217

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 10/31/21 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.35/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.35		$14,707,300	$(1,911,949)	$1,141,146
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	4,782,000	(774,972)	1,056,178
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$56,560,700	(521,772)	836,533
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	2,528,950	(576,785)	509,356
(0.925)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		$9,326,800	(667,799)	473,615
2.17/3 month USD-LIBOR-BBA/Apr-34 (Purchased)	Apr-24/2.17		32,507,900	(1,570,132)	406,999
(0.85)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		4,749,700	(346,728)	256,341
2.29/3 month USD-LIBOR-BBA/Mar-34 (Purchased)	Mar-24/2.29		11,377,800	(559,625)	207,986
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		4,687,800	(610,586)	197,497
(0.305)/3 month USD-LIBOR-BBA/May-23 (Purchased)	May-22/0.305		65,337,900	(78,405)	188,827
(1.76)/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		47,380,600	(306,197)	87,180
1.76/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		47,380,600	(306,197)	13,740
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		3,515,900	(79,544)	(20,111)
(2.2875)/3 month USD-LIBOR-BBA/May-32 (Purchased)	May-22/2.2875		13,067,600	(169,879)	(104,671)
(2.485)/3 month USD-LIBOR-BBA/Oct-54 (Purchased)	Oct-24/2.485		17,157,000	(1,035,425)	(109,462)
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	2,528,950	(576,785)	(147,577)
0.85/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		$4,749,700	(346,728)	(175,216)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	4,782,000	(387,486)	(189,168)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		$4,687,800	(610,586)	(216,623)
0.925/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		9,326,800	(667,799)	(316,552)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		56,560,700	(521,772)	(491,512)
(2.35)/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.35		14,707,300	(1,911,949)	(705,656)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		3,515,900	(1,653,091)	(1,130,221)
1.7875/3 month USD-LIBOR-BBA/May-32 (Written)	May-22/1.7875		6,533,800	182,946	78,928
2.415/3 month USD-LIBOR-BBA/Oct-33 (Written)	Oct-23/2.415		53,186,700	1,123,569	55,846
(1.115)/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		47,380,600	199,591	38,378
(1.29)/3 month USD-LIBOR-BBA/Mar-34 (Written)	Mar-24/1.29		16,254,000	253,562	(96,061)
0.805/3 month USD-LIBOR-BBA/May-23 (Written)	May-22/0.805		130,675,800	42,470	(139,823)
1.115/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		47,380,600	199,591	(203,263)
(1.085)/3 month USD-LIBOR-BBA/Apr-34 (Written)	Apr-24/1.085		65,015,900	892,343	(204,150)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	264,236,800	(133,657)	175,756
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	264,236,800	(133,657)	(125,888)
Citibank, N.A.
(1.529)/3 month USD-LIBOR-BBA/Sep-32 (Purchased)	Sep-22/1.529		$51,805,000	(1,376,988)	512,351
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		2,064,000	(265,740)	171,828
2.427/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427		4,617,700	(336,399)	108,793
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		2,359,100	(74,960)	86,980
1.625/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		4,450,300	(656,419)	41,121
(2.194)/3 month USD-LIBOR-BBA/Sep-52 (Purchased)	Sep-22/2.194		6,562,100	(160,952)	39,569
1.90/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90		23,865,100	(318,122)	15,035
1.3025/3 month USD-LIBOR-BBA/Nov-26 (Purchased)	Nov-21/1.3025		7,775,300	(31,101)	9,875
(1.625)/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		4,450,300	(656,419)	5,118
(1.3025)/3 month USD-LIBOR-BBA/Nov-26 (Purchased)	Nov-21/1.3025		7,775,300	(31,101)	(3,110)
(1.90)/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90		23,865,100	(318,122)	(8,353)
1.624/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-21/1.624		23,706,100	(341,368)	(33,426)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		2,359,100	(74,960)	(55,415)
(2.427)/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427		4,617,700	(336,399)	(70,097)
(1.624)/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-21/1.624		23,706,100	(341,368)	(88,424)
1.292/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-21/1.292		51,805,000	(191,679)	(117,597)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		2,064,000	(265,740)	(176,555)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		39,592,500	362,271	140,157
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		39,592,500	362,271	113,630
(1.177)/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		1,820,100	137,964	55,622
(1.194)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194		23,865,100	180,897	53,935
1.918/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		5,356,900	640,685	2,678
1.177/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		1,820,100	137,964	(60,136)
(1.918)/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		5,356,900	640,685	(60,747)
1.194/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194		23,865,100	180,897	(99,756)
1.7075/3 month USD-LIBOR-BBA/Sep-27 (Written)	Sep-22/1.7075		31,498,300	166,941	(176,390)
1.3075/3 month USD-LIBOR-BBA/Dec-26 (Written)	Dec-21/1.3075		91,645,600	194,747	(293,266)
1.849/3 month USD-LIBOR-BBA/Sep-32 (Written)	Sep-22/1.849		103,610,000	1,558,233	(676,573)
Goldman Sachs International
(-0.197)/6 month EUR-EURIBOR-Reuters/Jun-25 (Purchased)	Jun-23/-0.197	EUR	33,508,700	(148,873)	275,801
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		$1,629,100	(205,674)	123,437
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		3,050,400	(279,722)	51,948
-0.197/6 month EUR-EURIBOR-Reuters/Jun-25 (Purchased)	Jun-23/-0.197	EUR	33,508,700	(148,873)	(22,854)
1.583/3 month USD-LIBOR-BBA/Nov-31 (Purchased)	Nov-21/1.583		$8,828,000	(75,170)	(26,043)
(1.583)/3 month USD-LIBOR-BBA/Nov-31 (Purchased)	Nov-21/1.583		8,828,000	(75,170)	(33,988)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		3,050,400	(456,035)	(66,712)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		1,629,100	(205,674)	(117,996)
(0.555)/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	3,886,150	586,855	(16,262)
0.555/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	3,886,150	586,855	(30,953)
2.41/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.41		$15,622,700	228,091	(69,521)
(0.26)/6 month EUR-EURIBOR-Reuters/Jun-28 (Written)	Jun-26/0.26	EUR	33,508,700	373,680	(89,868)
2.07/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.07		$13,162,300	272,460	(102,666)
0.26/6 month EUR-EURIBOR-Reuters/Jun-28 (Written)	Jun-26/0.26	EUR	33,508,700	373,680	(170,439)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$8,145,400	(1,137,301)	1,020,944
(0.5825)/3 month USD-LIBOR-BBA/Oct-23 (Purchased)	Oct-22/0.5825		228,592,000	(388,606)	827,503
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	2,828,800	(361,757)	730,604
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$2,064,000	(319,094)	189,661
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	4,317,900	(161,857)	175,757
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	2,068,300	(122,324)	147,388
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		$3,439,600	(198,809)	129,673
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		3,549,600	(409,979)	111,280
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	3,098,200	(96,660)	107,745
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	3,098,200	(96,660)	(63,603)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$3,549,600	(409,979)	(77,736)
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	2,068,300	(122,324)	(92,466)
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	4,317,900	(161,857)	(104,980)
0.745/3 month USD-LIBOR-BBA/Jan-23 (Purchased)	Jan-22/0.745		$244,920,000	(220,428)	(149,401)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		2,064,000	(221,467)	(150,651)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		3,439,600	(357,718)	(168,368)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	2,828,800	(361,757)	(241,627)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$8,145,400	(1,137,301)	(1,129,686)
(1.232)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		6,302,700	404,948	177,232
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		5,725,500	368,436	171,421
(1.204)/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		4,997,800	372,586	143,837
(1.4675)/3 month USD-LIBOR-BBA/Jan-23 (Written)	Jan-22/1.4675		244,920,000	220,428	44,086
1.204/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		4,997,800	372,586	(163,178)
1.232/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		6,302,700	404,948	(213,157)
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		5,725,500	368,436	(214,706)
1.0325/3 month USD-LIBOR-BBA/Oct-23 (Written)	Oct-22/1.0325		228,592,000	137,155	(523,476)
0.8075/3 month USD-LIBOR-BBA/Oct-23 (Written)	Oct-22/0.8075		228,592,000	217,162	(683,490)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		2,738,700	(312,486)	678,979
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		2,064,000	(222,086)	156,018
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		2,064,000	(316,205)	(207,556)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		2,738,700	(312,486)	(271,241)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		18,392,400	968,360	469,190
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		18,392,400	968,360	(406,288)
NatWest Markets PLC
1.95/3 month USD-LIBOR-BBA/Nov-51 (Written)	Nov-21/1.95		8,652,400	15,142	704
Toronto-Dominion Bank
(1.50)/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		9,668,500	(332,355)	110,994
2.405/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		1,584,500	(110,519)	38,963
1.937/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		3,867,400	(202,265)	16,320
(1.937)/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		3,867,400	(202,265)	11,834
(2.405)/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		1,584,500	(110,519)	(19,458)
1.50/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		9,668,500	(332,355)	(135,456)
1.775/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775		4,119,800	112,265	65,381
2.095/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		1,670,400	219,658	49,811
(1.775)/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775		4,119,800	112,265	11,041
(2.095)/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		1,670,400	219,658	(63,108)
UBS AG
0.32/6 month EUR-EURIBOR-Reuters/Sep-52 (Purchased)	Sep-22/0.32	EUR	9,253,300	(562,458)	352,246
(0.271)/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	6,192,000	(323,851)	189,185
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		$3,054,700	(170,910)	157,531
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		7,636,900	(161,902)	152,280
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		25,456,200	(171,702)	149,937
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		10,182,500	(161,393)	107,018
(0.44)/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	4,644,000	(364,332)	105,061
(0.45)/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	3,715,200	(292,255)	81,128
(0.296)/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	1,548,000	(234,237)	40,335
0.44/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	4,644,000	(364,332)	38,438
1.175/6 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	4,426,000	(402,344)	34,647
0.296/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	1,548,000	(234,237)	32,264
1.87/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87		$9,047,900	(420,727)	32,030
0.45/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	3,715,200	(292,255)	31,910
(0.762)/6 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	1,894,900	(174,759)	27,359
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	4,626,600	(246,251)	22,274
(1.175)/6 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	4,426,000	(402,344)	3,271
(1.715)/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		$1,933,700	(174,516)	(3,171)
(1.87)/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87		9,047,900	(420,727)	(6,967)
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	4,626,600	(246,251)	(10,963)
0.271/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	6,192,000	(323,851)	(13,242)
1.715/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		$1,933,700	(174,516)	(36,605)
0.762/6 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	1,894,900	(174,759)	(56,481)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		$10,182,500	(161,393)	(70,056)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		25,456,200	(171,702)	(92,661)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		3,054,700	(170,910)	(114,337)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		7,636,900	(161,902)	(124,634)
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		6,109,500	162,360	92,742
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	1,762,700	141,313	16,138
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	1,762,700	141,313	(17,789)
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$6,109,500	162,360	(156,831)
(0.00)/6 month EUR-EURIBOR-Reuters/Sep-52 (Written)	Sep-22/0.00	EUR	9,253,300	239,943	(255,440)
(0.16)/6 month EUR-EURIBOR-Reuters/Sep-52 (Written)	Sep-22/0.16	EUR	9,253,300	370,153	(308,603)
Wells Fargo Bank, N.A.
(1.405)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		$13,535,900	(277,148)	149,301
(1.3875)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		9,668,500	(198,446)	110,801
2.16/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		5,720,000	(285,285)	80,423
1.96/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		8,427,300	(570,528)	45,845
(1.96)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		8,427,300	(570,528)	39,355
1.3875/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		9,668,500	(198,446)	(54,144)
(2.16)/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		5,720,000	(285,285)	(56,514)
1.405/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		13,535,900	(277,148)	(70,387)

Unrealized appreciation					15,210,069

Unrealized (depreciation)					(13,571,558)

Total					$1,638,511

TBA SALE COMMITMENTS OUTSTANDING at 10/31/21 (proceeds receivable $78,805,313) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 11/1/51	$1,000,000	11/18/21	$1,045,874
Uniform Mortgage-Backed Securities, 3.00%, 11/1/51	9,000,000	11/10/21	9,389,619
Uniform Mortgage-Backed Securities, 2.50%, 12/1/51	7,000,000	12/13/21	7,172,810
Uniform Mortgage-Backed Securities, 2.50%, 11/1/51	7,000,000	11/10/21	7,189,764
Uniform Mortgage-Backed Securities, 2.00%, 12/1/51	27,000,000	12/13/21	26,943,462
Uniform Mortgage-Backed Securities, 2.00%, 11/1/51	27,000,000	11/10/21	26,997,252

Total			$78,738,781

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$13,275,300	$1,449,132		$(400,245)	3/2/31	3 month USD-LIBOR-BBA — Quarterly	2.7725% — Semiannually	$1,106,560
		12,234,100	461,593		(2,476)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	585,089
		2,997,900	700,160	(E)	(102)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(700,262)
		1,995,000	98,154	(E)	(44)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	98,110
		7,072,400	399,591		(100)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(460,227)
		4,598,100	97,986	(E)	(52)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	97,934
		384,600	50,521	(E)	(13)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(50,534)
		1,815,900	212,388	(E)	(62)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(212,450)
		2,173,400	95,086		(31)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(107,202)
		3,015,900	108,512	(E)	(103)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(108,615)
		3,082,800	108,977	(E)	(105)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	108,872
		389,100	20,385	(E)	(13)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(20,398)
		183,000	7,249	(E)	(6)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	7,242
		1,261,000	146,566	(E)	(43)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	146,523
		8,162,300	812,557	(E)	(278)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	(812,835)
		689,400	60,957	(E)	(24)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	60,933
		1,522,800	321,966	(E)	(52)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	321,914
		1,681,900	418,894	(E)	(57)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	418,837
		2,479,700	141,988	(E)	(35)	3/17/32	3 month USD-LIBOR-BBA — Quarterly	1.03% — Semiannually	(142,023)
		13,275,300	1,434,396		(1,770,284)	2/18/31	3 month USD-LIBOR-BBA — Quarterly	2.764% — Semiannually	(266,707)
		1,041,600	40,768	(E)	(13)	3/24/32	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	(40,781)
		589,000	48,981	(E)	(9)	3/24/35	3 month USD-LIBOR-BBA — Quarterly	0.968% — Semiannually	(48,990)
		3,511,700	285,291	(E)	(50)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	285,241
		665,800	41,326	(E)	(13)	6/21/37	3 month USD-LIBOR-BBA — Quarterly	1.232% — Semiannually	(41,339)
		532,600	32,808	(E)	(10)	6/20/40	3 month USD-LIBOR-BBA — Quarterly	1.204% — Semiannually	(32,819)
		543,900	36,762	(E)	(11)	6/28/37	3 month USD-LIBOR-BBA — Quarterly	1.168% — Semiannually	(36,773)
		148,900	9,494	(E)	(3)	7/3/40	3 month USD-LIBOR-BBA — Quarterly	1.177% — Semiannually	(9,497)
		17,457,600	501,731		(141)	7/14/25	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	(487,413)
		8,057,400	579,649		(107)	7/15/30	3 month USD-LIBOR-BBA — Quarterly	0.645% — Semiannually	(564,925)
		14,054,900	423,052		(133)	8/31/25	0.3084% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	418,618
		12,421,800	380,728		(101)	8/12/25	3 month USD-LIBOR-BBA — Quarterly	0.277% — Semiannually	(376,709)
		5,627,800	789,468	(E)	442,749	9/2/52	3 month USD-LIBOR-BBA — Quarterly	1.188% — Semiannually	(346,719)
		15,879,700	481,155		(150)	10/13/25	0.344% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	479,294
		42,072,400	25,243		(159)	9/16/22	3 month USD-LIBOR-BBA — Quarterly	0.214% — Semiannually	(20,491)
		16,786,200	465,313		(136)	10/13/25	0.41% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	462,815
		18,731,000	549,568		(281,997)	10/16/25	0.37% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	265,958
		12,666,000	835,323		(53,396)	10/16/30	0.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	779,098
		16,642,000	2,237,517		(44,844)	10/16/50	1.16% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,186,493
		7,413,500	384,687		—	12/7/30	3 month USD-LIBOR-BBA — Quarterly	0.932% — Semiannually	(358,357)
		6,079,100	347,542		—	12/7/30	0.871% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	327,435
		16,786,200	443,827		(136)	11/16/25	0.471% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	412,153
		2,392,900	240,750		(82)	12/17/50	1.305% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	229,403
		27,807,400	248,598		(175)	12/2/23	0.300% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	219,440
		30,190,900	2,078,945		(577)	12/2/33	3 month USD-LIBOR-BBA — Quarterly	1.02% — Semiannually	(1,958,267)
		17,163,100	500,819		(139)	12/16/25	3 month USD-LIBOR-BBA — Quarterly	0.428% — Semiannually	(475,999)
		4,661,900	234,913		(66)	6/22/31	3 month USD-LIBOR-BBA — Quarterly	1.0025% — Semiannually	(218,882)
		552,000	28,743		(19)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.509% — Semiannually	(26,193)
		552,000	23,880		(19)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.546% — Semiannually	(21,265)
		16,153,500	395,115		(131)	1/13/26	0.5615% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	368,811
		2,943,000	58,566		(100)	1/14/51	3 month USD-LIBOR-BBA — Quarterly	1.644% — Semiannually	(44,472)
		3,129,700	106,691		(44)	4/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	105,210
		3,028,800	108,673		(43)	7/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	98,418
		8,413,300	60,492		25,128	4/15/31	3 month USD-LIBOR-BBA — Quarterly	1.465% — Semiannually	(30,377)
		4,700,000	190,256		(62)	1/27/31	1.075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	177,089
		34,403,200	275,914	(E)	(192)	1/31/25	0.735% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	275,722
		1,798,000	60,808		(24)	2/4/31	1.153% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	56,325
		1,958,000	43,154		(67)	2/4/51	3 month USD-LIBOR-BBA — Quarterly	1.635% — Semiannually	(36,084)
		13,800,000	373,704		(183)	2/9/31	3 month USD-LIBOR-BBA — Quarterly	1.231% — Semiannually	(339,230)
		16,826,600	412,252		(38,417)	3/9/26	0.5996% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	362,135
		3,399,000	82,766		(28)	2/10/26	0.584% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	79,278
		2,779,800	80,392		(37)	2/16/31	1.212% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	74,078
		9,431,000	135,523		(125)	2/18/31	3 month USD-LIBOR-BBA — Quarterly	1.377% — Semiannually	(111,761)
		8,661,000	133,812		(115)	2/22/31	1.3659% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	113,554
		8,141,000	83,038		(108)	2/24/31	1.4255% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	63,335
		2,632,000	5,159		(35)	3/2/31	1.51882% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(903)
		14,900,000	11,771		(198)	3/5/31	3 month USD-LIBOR-BBA — Quarterly	1.5324% — Semiannually	19,651
		8,413,300	13,377		(112)	3/15/31	1.525% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,855)
		2,730,700	108,327	(E)	(41)	3/20/34	2.29% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(108,368)
		14,797,300	150,637		(140)	4/1/26	0.94375% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	140,527
		16,826,600	100,118		(159)	4/15/26	1.045% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	93,128
		11,073,200	187,469		(147)	4/15/31	3 month USD-LIBOR-BBA — Quarterly	1.734% — Semiannually	195,209
		4,152,500	399,014		(142)	4/15/51	2.127% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(402,838)
		8,413,300	117,954		(112)	4/21/31	1.702% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(121,711)
		12,733,700	49,789		(169)	5/5/31	3 month USD-LIBOR-BBA — Quarterly	1.591% — Semiannually	144,887
		8,413,300	18,004		(112)	5/17/31	3 month USD-LIBOR-BBA — Quarterly	1.573% — Semiannually	75,975
		636,000	45		(8)	5/10/31	1.5475% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,451)
		8,413,300	71,681		(112)	5/21/31	3 month USD-LIBOR-BBA — Quarterly	1.644% — Semiannually	130,904
		7,674,600	42,594		(102)	5/27/31	1.612% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(93,877)
		25,467,400	391,434		(240)	6/4/23	3 month USD-LIBOR-BBA — Quarterly	0.857% — Semiannually	(307,047)
		4,517,700	28,416		(64)	9/1/31	1.63% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(39,836)
		2,604,900	15,629		(37)	9/7/31	1.6275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(21,566)
		2,131,600	16,648		(30)	9/7/31	1.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(21,568)
		8,413,300	3,281		(112)	6/16/31	3 month USD-LIBOR-BBA — Quarterly	1.558% — Semiannually	51,056
		5,665,000	29,685		(21)	6/10/23	3 month USD-LIBOR-BBA — Quarterly	0.2215% — Semiannually	(25,739)
		7,868,300	63,655		(104)	6/14/31	3 month USD-LIBOR-BBA — Quarterly	1.465% — Semiannually	(21,106)
		6,556,000	55,005		(87)	6/11/31	1.461% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	18,687
		8,413,300	80,179		(112)	6/23/31	3 month USD-LIBOR-BBA — Quarterly	1.45% — Semiannually	(38,085)
		3,322,000	10,431		(44)	6/21/31	1.52% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(7,378)
		13,194,100	101,990		(175)	6/29/31	3 month USD-LIBOR-BBA — Quarterly	1.47% — Semiannually	(38,030)
		14,313,700	178,062		(135)	6/28/26	0.933% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	134,087
		1,891,900	15,987		(25)	7/6/31	3 month USD-LIBOR-BBA — Quarterly	1.463% — Semiannually	(7,343)
		23,265,200	259,407		(220)	7/6/26	0.963% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	189,746
		5,788,400	52,096		(77)	7/9/31	3 month USD-LIBOR-BBA — Quarterly	1.457% — Semiannually	(26,324)
		7,090,800	62,257		(94)	7/15/31	3 month USD-LIBOR-BBA — Quarterly	1.46% — Semiannually	(32,283)
		7,742,000	185,111		(103)	7/27/31	3 month USD-LIBOR-BBA — Quarterly	1.2975% — Semiannually	(159,129)
		51,140,600	972,694		(483)	8/4/26	3 month USD-LIBOR-BBA — Quarterly	0.806% — Semiannually	(889,209)
		7,246,000	166,006		(247)	7/29/51	3 month USD-LIBOR-BBA — Quarterly	1.6295% — Semiannually	(136,484)
		11,647,000	196,601		(397)	8/3/51	1.65537% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	152,504
		5,465,000	177,449		(186)	8/11/51	1.591% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	159,524
		9,038,000	208,055		(120)	8/10/31	3 month USD-LIBOR-BBA — Quarterly	1.31% — Semiannually	(184,208)
		8,263,100	199,058		(110)	8/18/31	3 month USD-LIBOR-BBA — Quarterly	1.30% — Semiannually	(179,528)
		4,443,700	111,404		(59)	8/20/31	1.29% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	101,218
		3,511,700	82,104	(E)	(50)	8/23/33	1.57% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	82,054
		33,118,800	551,428		(313)	9/2/26	0.873% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	510,334
		17,743,900	289,758		(168)	9/1/26	0.879% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	267,200
		3,686,900	56,188	(E)	(52)	9/1/33	1.66% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	56,136
		6,103,000	132,740		(86)	10/1/31	1.333% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	126,562
		105,872,000	1,724,655	(E)	(1,141,540)	12/15/26	0.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	583,115
		107,747,000	814,567	(E)	191,432	12/15/23	3 month USD-LIBOR-BBA — Quarterly	0.40% — Semiannually	(623,135)
		53,259,000	1,220,164	(E)	(1,293,842)	12/15/31	1.35% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(73,678)
		14,136,000	283,427	(E)	627,528	12/15/51	3 month USD-LIBOR-BBA — Quarterly	1.65% — Semiannually	344,101
		6,038,400	111,590		(80)	9/13/31	1.366% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	101,450
		663,700	12,823		(9)	9/14/31	3 month USD-LIBOR-BBA — Quarterly	1.357% — Semiannually	(11,758)
		10,881,000	228,501	(E)	(68,989)	12/15/31	1.10% — Annually	Secured Overnight Financing Rate — Annually	159,512
		2,646,900	47,988	(E)	(37)	9/15/32	3 month USD-LIBOR-BBA — Quarterly	1.529% — Semiannually	(48,026)
		5,379,000	120,759		(71)	9/17/31	1.324% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	112,790
		16,496,200	186,077	(E)	(156)	12/21/26	1.0575% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	185,921
		6,175,000	121,092		(82)	9/23/31	1.355% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	113,037
		22,347,000	319,115		75,799	10/25/26	3 month USD-LIBOR-BBA — Quarterly	0.944% — Semiannually	(240,339)
		2,805,000	44,600		(37)	9/27/31	1.3955% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	41,226
		50,075,600	450,680		(473)	10/5/26	1.046% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	417,378
		7,184,000	173,134		(245)	9/30/51	3 month USD-LIBOR-BBA — Quarterly	1.824% — Semiannually	183,333
		21,477,700	49,399		(285)	10/7/31	1.59% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(70,600)
		9,662,000	21,450		(128)	10/1/31	1.5415% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	9,999
		2,733,000	1,503		(36)	10/4/31	3 month USD-LIBOR-BBA — Quarterly	1.572% — Semiannually	4,411
		6,710,000	37,844		(89)	10/5/31	3 month USD-LIBOR-BBA — Quarterly	1.5055% — Semiannually	(31,308)
		44,634,000	246,826		(168)	10/6/23	3 month USD-LIBOR-BBA — Quarterly	0.3757% — Semiannually	(239,431)
		4,460,800	185,703	(E)	(152)	10/9/54	3 month USD-LIBOR-BBA — Quarterly	1.985% — Semiannually	185,551
		13,828,500	104,543	(E)	(196)	10/10/33	1.915% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(104,739)
		16,542,000	121,087		(134)	10/12/26	1.0825% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	112,616
		8,715,000	959		(116)	10/12/31	1.567% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(7,695)
		3,844,000	10,955	(E)	(54)	11/12/31	1.605% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(11,010)
		13,929,000	58,780		(113)	10/14/26	1.147% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	52,006
		2,928,000	4,919		(39)	10/19/31	1.584% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(6,373)
		18,902,000	15,311		(153)	10/20/26	1.252% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(21,866)
		3,437,000	16,532		(46)	10/21/31	1.6175% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(17,986)
		15,780,000	48,287		(128)	10/26/26	1.299% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(50,933)
		8,400,000	17,724		(68)	10/28/26	3 month USD-LIBOR-BBA — Quarterly	1.2805% — Semiannually	18,426
		778,700	568	(E)	(27)	11/17/51	1.73% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(595)
	AUD	177,000	9,865	(E)	(2)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	9,863
	AUD	596,700	42,014	(E)	(6)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	42,008
	AUD	221,500	16,606	(E)	(2)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	16,604
	AUD	345,400	24,309	(E)	(4)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	24,305
	AUD	1,289,300	111,400	(E)	(15)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	111,384
	AUD	82,700	10,150	(E)	(2)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	10,148
	AUD	4,100,000	59,217		(45)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	(55,403)
	AUD	12,243,000	647,080	(E)	45,389	12/15/31	6 month AUD-BBR-BBSW — Semiannually	1.395% — Semiannually	(601,692)
	CAD	10,344,000	417,321	(E)	46,116	12/15/31	3 month CAD-BA-CDOR — Semiannually	1.70% — Semiannually	(371,205)
	CHF	3,262,000	96,870	(E)	39,823	12/15/31	0.050% plus Swiss Average Rate Overnight — Annually	—	(57,047)
	EUR	1,144,400	488,094	(E)	(44)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(488,138)
	EUR	1,556,300	518,280		(60)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	537,735
	EUR	1,719,000	526,161		(66)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(544,176)
	EUR	1,739,200	501,684		(66)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(519,108)
	EUR	2,008,000	517,104		(77)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(534,226)
	EUR	1,798,800	682,255	(E)	(68)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	682,187
	EUR	2,077,000	490,743		(79)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(511,627)
	EUR	1,655,300	429,032	(E)	(63)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(429,095)
	EUR	1,510,500	285,755		(58)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(299,090)
	EUR	904,900	141,302		(35)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(148,379)
	EUR	3,288,600	230,074	(E)	(125)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(230,199)
	EUR	2,023,200	52,647	(E)	(76)	6/6/54	6 month EUR-EURIBOR-REUTERS — Semiannually	0.207% — Annually	(52,723)
	EUR	2,735,100	68,105		(102)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	59,230
	EUR	11,076,900	1,004,544		(418)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	0.595% — Annually	1,073,035
	EUR	1,285,600	66,401	(E)	(48)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	66,353
	EUR	585,600	101,489	(E)	(23)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	101,466
	EUR	3,783,300	132,342	(E)	(80)	5/13/40	6 month EUR-EURIBOR-REUTERS — Semiannually	0.276% — Annually	(132,422)
	EUR	1,853,200	56,064	(E)	(40)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	56,024
	EUR	2,522,800	79,150	(E)	(58)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	79,092
	EUR	863,600	26,456	(E)	(20)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	26,436
	EUR	2,373,100	177,409		(97)	5/21/51	6 month EUR-EURIBOR-REUTERS — Semiannually	0.516% — Annually	190,339
	EUR	2,436,000	25,175		(42)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	17,479
	EUR	2,079,900	46,789		(36)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	42,478
	EUR	14,226,000	452,080	(E)	150,482	12/15/31	6 month EUR-EURIBOR-REUTERS — Semiannually	0.02% — Annually	(301,598)
	EUR	694,000	18,532	(E)	(28)	9/14/52	6 month EUR-EURIBOR-REUTERS — Semiannually	0.374% — Annually	18,504
	GBP	1,571,100	43,476		(31)	5/19/31	Sterling Overnight Index Average — Annually	0.754% — Annually	(36,537)
	GBP	5,279,000	228,441	(E)	(224,750)	12/15/31	0.6525% — Annually	Sterling Overnight Index Average — Annually	3,692
	JPY	110,098,700	56,423	(E)	(32)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(56,456)
	JPY	267,307,900	26,713		(21,079)	2/25/31	0.003% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	5,314
	JPY	140,532,700	61,700	(E)	(42)	8/29/43	0.194% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	61,658
	NOK	27,696,000	94,813	(E)	(9,120)	12/15/31	1.63% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	85,693
	NZD	6,365,000	298,847	(E)	22,490	12/15/31	3 month NZD-BBR-FRA — Quarterly	2.03% — Semiannually	(276,357)
	SEK	12,785,000	54,948	(E)	(6,411)	12/15/31	0.65% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	48,537

	Total				$(3,705,734)				$853,330
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized depreciation
Morgan Stanley & Co. International PLC
$2,391,316	$2,342,616	$—	9/29/25	(0.0165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/2025 – Annually	$(42,356)
2,285,366	2,258,439	—	7/17/24	3.825% (3 month USD-LIBOR-BBA minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 07/10/24 — Quarterly	(19,408)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(61,764)

	Total	$—			Total	$(61,764)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized depreciation
	$47,380,000	$889,796	$175	9/14/26	2.783% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	$(889,621)
	37,544,000	1,022,323	(683)	1/15/32	2.78% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	(1,023,007)

Total			$(508)				$(1,912,628)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 10/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	B+/P	$9,980	$146,000	$40,588	5/11/63	300 bp — Monthly	$(30,523)
	CMBX NA BBB-.6 Index	B+/P	19,586	325,000	90,350	5/11/63	300 bp — Monthly	(70,575)
	CMBX NA BBB-.6 Index	B+/P	40,127	650,000	180,700	5/11/63	300 bp — Monthly	(140,193)
	CMBX NA BBB-.6 Index	B+/P	38,247	671,000	186,538	5/11/63	300 bp — Monthly	(147,900)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	BBB+/P	14,591	115,000	11,569	5/11/63	200 bp — Monthly	3,066
	CMBX NA A.6 Index	BBB+/P	17,760	128,000	12,877	5/11/63	200 bp — Monthly	4,933
	CMBX NA A.6 Index	BBB+/P	27,135	162,000	16,297	5/11/63	200 bp — Monthly	10,901
	CMBX NA A.6 Index	BBB+/P	28,714	186,000	18,712	5/11/63	200 bp — Monthly	10,074
	CMBX NA A.6 Index	BBB+/P	34,485	228,000	22,937	5/11/63	200 bp — Monthly	11,637
	CMBX NA A.6 Index	BBB+/P	63,321	358,000	36,015	5/11/63	200 bp — Monthly	27,446
	CMBX NA A.6 Index	BBB+/P	46,648	397,000	39,938	5/11/63	200 bp — Monthly	6,864
	CMBX NA A.6 Index	BBB+/P	81,629	491,000	49,395	5/11/63	200 bp — Monthly	32,425
	CMBX NA BB.11 Index	BB-/P	167,805	297,000	25,126	11/18/54	500 bp — Monthly	142,968
	CMBX NA BB.12 Index	BB-/P	11,025	21,000	1,955	8/17/61	500 bp — Monthly	9,090
	CMBX NA BB.13 Index	BB-/P	33,292	333,000	33,200	12/16/72	500 bp — Monthly	415
	CMBX NA BB.13 Index	BB-/P	35,081	385,000	38,385	12/16/72	500 bp — Monthly	(2,929)
	CMBX NA BB.13 Index	BB-/P	57,662	611,000	60,917	12/16/72	500 bp — Monthly	(2,660)
	CMBX NA BB.13 Index	BB-/P	102,570	1,125,000	112,163	12/16/72	500 bp — Monthly	(8,499)
	CMBX NA BB.6 Index	B-/P	385,740	2,586,787	1,136,117	5/11/63	500 bp — Monthly	(747,862)
	CMBX NA BB.7 Index	B/P	136,056	2,666,000	893,643	1/17/47	500 bp — Monthly	(754,996)
	CMBX NA BB.9 Index	B+/P	8,348	41,000	8,680	9/17/58	500 bp — Monthly	(292)
	CMBX NA BB.9 Index	B+/P	65,555	321,000	67,956	9/17/58	500 bp — Monthly	(2,088)
	CMBX NA BBB-.10 Index	BB+/P	42,328	388,000	34,881	11/17/59	300 bp — Monthly	7,673
	CMBX NA BBB-.11 Index	BBB-/P	7,704	123,000	5,843	11/18/54	300 bp — Monthly	1,934
	CMBX NA BBB-.12 Index	BBB-/P	5,297	127,000	6,363	8/17/61	300 bp — Monthly	(992)
	CMBX NA BBB-.12 Index	BBB-/P	16,913	287,000	14,379	8/17/61	300 bp — Monthly	2,702
	CMBX NA BBB-.12 Index	BBB-/P	89,722	566,000	28,357	8/17/61	300 bp — Monthly	61,696
	CMBX NA BBB-.14 Index	BBB-/P	1,901	61,000	2,605	12/16/72	300 bp — Monthly	(668)
	CMBX NA BBB-.14 Index	BBB-/P	3,155	97,000	4,142	12/16/72	300 bp — Monthly	(930)
	CMBX NA BBB-.14 Index	BBB-/P	7,486	177,000	7,558	12/16/72	300 bp — Monthly	32
	CMBX NA BBB-.14 Index	BBB-/P	15,101	302,000	12,895	12/16/72	300 bp — Monthly	2,382
	CMBX NA BBB-.14 Index	BBB-/P	22,567	495,000	21,137	12/16/72	300 bp — Monthly	1,719
	CMBX NA BBB-.14 Index	BBB-/P	25,584	783,000	33,434	12/16/72	300 bp — Monthly	(7,393)
	CMBX NA BBB-.14 Index	BBB-/P	26,180	853,000	36,423	12/16/72	300 bp — Monthly	(9,745)
	CMBX NA BBB-.6 Index	B+/P	480	6,000	1,668	5/11/63	300 bp — Monthly	(1,185)
	CMBX NA BBB-.6 Index	B+/P	71,588	249,000	69,222	5/11/63	300 bp — Monthly	2,511
	CMBX NA BBB-.6 Index	B+/P	71,588	249,000	69,222	5/11/63	300 bp — Monthly	2,511
	CMBX NA BBB-.6 Index	B+/P	22,091	335,000	93,130	5/11/63	300 bp — Monthly	(70,844)
	CMBX NA BBB-.6 Index	B+/P	24,805	377,000	104,806	5/11/63	300 bp — Monthly	(79,781)
	CMBX NA BBB-.6 Index	B+/P	146,599	498,000	138,444	5/11/63	300 bp — Monthly	8,445
	CMBX NA BBB-.6 Index	B+/P	43,570	640,000	177,920	5/11/63	300 bp — Monthly	(133,977)
	CMBX NA BBB-.6 Index	B+/P	363,352	5,706,000	1,586,268	5/11/63	300 bp — Monthly	(1,219,588)
	Credit Suisse International
	CMBX NA BB.7 Index	B/P	63,938	478,000	160,226	1/17/47	500 bp — Monthly	(95,823)
	CMBX NA BBB-.6 Index	B+/P	108,504	982,000	272,996	5/11/63	300 bp — Monthly	(163,919)
	CMBX NA BBB-.6 Index	B+/P	251,482	2,276,000	632,728	5/11/63	300 bp — Monthly	(379,918)
	CMBX NA BBB-.6 Index	B+/P	2,205,205	23,469,000	6,524,382	5/11/63	300 bp — Monthly	(4,305,487)
	CMBX NA BBB-.7 Index	BB-/P	27,745	351,000	66,620	1/17/47	300 bp — Monthly	(38,671)
	CMBX NA BBB-.7 Index	BB-/P	138,664	1,876,000	356,065	1/17/47	300 bp — Monthly	(216,306)
	CMBX NA BBB-.7 Index	BB-/P	143,170	2,180,000	413,764	1/17/47	300 bp — Monthly	(269,322)
	Goldman Sachs International
	CMBX NA BB.9 Index	B+/P	10,109	25,000	5,293	9/17/58	500 bp — Monthly	4,841
	CMBX NA BBB-.13 Index	BBB-/P	11,283	72,000	3,910	12/16/72	300 bp — Monthly	7,415
	CMBX NA BBB-.13 Index	BBB-/P	4,765	80,000	4,344	12/16/72	300 bp — Monthly	468
	CMBX NA BBB-.13 Index	BBB-/P	7,097	120,000	6,516	12/16/72	300 bp — Monthly	651
	CMBX NA BBB-.13 Index	BBB-/P	7,542	120,000	6,516	12/16/72	300 bp — Monthly	1,096
	CMBX NA BBB-.13 Index	BBB-/P	14,269	222,000	12,055	12/16/72	300 bp — Monthly	2,344
	CMBX NA BBB-.13 Index	BBB-/P	14,538	316,000	17,159	12/16/72	300 bp — Monthly	(2,436)
	CMBX NA BBB-.14 Index	BBB-/P	7,999	180,000	7,686	12/16/72	300 bp — Monthly	418
	CMBX NA BBB-.14 Index	BBB-/P	13,320	290,000	12,383	12/16/72	300 bp — Monthly	1,107
	CMBX NA BBB-.6 Index	B+/P	74	1,000	278	5/11/63	300 bp — Monthly	(204)
	CMBX NA BBB-.6 Index	B+/P	73	1,000	278	5/11/63	300 bp — Monthly	(204)
	CMBX NA BBB-.6 Index	B+/P	228	3,000	834	5/11/63	300 bp — Monthly	(604)
	CMBX NA BBB-.6 Index	B+/P	401	5,000	1,390	5/11/63	300 bp — Monthly	(986)
	CMBX NA BBB-.6 Index	B+/P	657	13,000	3,614	5/11/63	300 bp — Monthly	(2,950)
	CMBX NA BBB-.6 Index	B+/P	1,187	15,000	4,170	5/11/63	300 bp — Monthly	(2,974)
	CMBX NA BBB-.6 Index	B+/P	2,942	35,000	9,730	5/11/63	300 bp — Monthly	(6,768)
	CMBX NA BBB-.6 Index	B+/P	14,630	88,000	24,464	5/11/63	300 bp — Monthly	(9,783)
	CMBX NA BBB-.6 Index	B+/P	11,844	89,000	24,742	5/11/63	300 bp — Monthly	(12,846)
	CMBX NA BBB-.6 Index	B+/P	11,917	89,000	24,742	5/11/63	300 bp — Monthly	(12,773)
	CMBX NA BBB-.6 Index	B+/P	10,089	114,000	31,692	5/11/63	300 bp — Monthly	(21,537)
	CMBX NA BBB-.6 Index	B+/P	33,261	118,000	32,804	5/11/63	300 bp — Monthly	526
	CMBX NA BBB-.6 Index	B+/P	33,261	118,000	32,804	5/11/63	300 bp — Monthly	526
	CMBX NA BBB-.6 Index	B+/P	20,235	183,000	50,874	5/11/63	300 bp — Monthly	(30,532)
	CMBX NA BBB-.6 Index	B+/P	25,594	188,000	52,264	5/11/63	300 bp — Monthly	(26,561)
	CMBX NA BBB-.6 Index	B+/P	9,360	192,000	53,376	5/11/63	300 bp — Monthly	(43,904)
	CMBX NA BBB-.6 Index	B+/P	21,361	203,000	56,434	5/11/63	300 bp — Monthly	(34,954)
	CMBX NA BBB-.6 Index	B+/P	17,848	206,000	57,268	5/11/63	300 bp — Monthly	(39,300)
	CMBX NA BBB-.6 Index	B+/P	26,299	216,000	60,048	5/11/63	300 bp — Monthly	(33,623)
	CMBX NA BBB-.6 Index	B+/P	24,541	223,000	61,994	5/11/63	300 bp — Monthly	(37,323)
	CMBX NA BBB-.6 Index	B+/P	25,154	225,000	62,550	5/11/63	300 bp — Monthly	(37,265)
	CMBX NA BBB-.6 Index	B+/P	27,421	245,000	68,110	5/11/63	300 bp — Monthly	(40,546)
	CMBX NA BBB-.6 Index	B+/P	13,938	269,000	74,782	5/11/63	300 bp — Monthly	(60,687)
	CMBX NA BBB-.6 Index	B+/P	24,979	296,000	82,288	5/11/63	300 bp — Monthly	(57,137)
	CMBX NA BBB-.6 Index	B+/P	26,076	309,000	85,902	5/11/63	300 bp — Monthly	(59,646)
	CMBX NA BBB-.6 Index	B+/P	34,835	347,000	96,466	5/11/63	300 bp — Monthly	(61,428)
	CMBX NA BBB-.6 Index	B+/P	18,186	355,000	98,690	5/11/63	300 bp — Monthly	(80,297)
	CMBX NA BBB-.6 Index	B+/P	105,668	386,000	107,308	5/11/63	300 bp — Monthly	(1,415)
	CMBX NA BBB-.6 Index	B+/P	58,232	389,000	108,142	5/11/63	300 bp — Monthly	(49,683)
	CMBX NA BBB-.6 Index	B+/P	57,641	392,000	108,976	5/11/63	300 bp — Monthly	(51,106)
	CMBX NA BBB-.6 Index	B+/P	44,904	403,000	112,034	5/11/63	300 bp — Monthly	(66,895)
	CMBX NA BBB-.6 Index	B+/P	20,039	404,000	112,312	5/11/63	300 bp — Monthly	(92,037)
	CMBX NA BBB-.6 Index	B+/P	34,559	417,000	115,926	5/11/63	300 bp — Monthly	(81,123)
	CMBX NA BBB-.6 Index	B+/P	45,403	418,000	116,204	5/11/63	300 bp — Monthly	(70,557)
	CMBX NA BBB-.6 Index	B+/P	45,228	418,000	116,204	5/11/63	300 bp — Monthly	(70,732)
	CMBX NA BBB-.6 Index	B+/P	23,107	443,000	123,154	5/11/63	300 bp — Monthly	(99,788)
	CMBX NA BBB-.6 Index	B+/P	51,553	462,000	128,436	5/11/63	300 bp — Monthly	(76,614)
	CMBX NA BBB-.6 Index	B+/P	51,553	462,000	128,436	5/11/63	300 bp — Monthly	(76,614)
	CMBX NA BBB-.6 Index	B+/P	130,156	490,000	136,220	5/11/63	300 bp — Monthly	(5,778)
	CMBX NA BBB-.6 Index	B+/P	73,722	531,000	147,618	5/11/63	300 bp — Monthly	(73,586)
	CMBX NA BBB-.6 Index	B+/P	48,875	566,000	157,348	5/11/63	300 bp — Monthly	(108,143)
	CMBX NA BBB-.6 Index	B+/P	86,808	576,000	160,128	5/11/63	300 bp — Monthly	(72,984)
	CMBX NA BBB-.6 Index	B+/P	76,544	707,000	196,546	5/11/63	300 bp — Monthly	(119,590)
	CMBX NA BBB-.6 Index	B+/P	69,759	928,000	257,984	5/11/63	300 bp — Monthly	(187,684)
	CMBX NA BBB-.6 Index	B+/P	134,739	961,000	267,158	5/11/63	300 bp — Monthly	(131,858)
	CMBX NA BBB-.6 Index	B+/P	118,398	1,074,000	298,572	5/11/63	300 bp — Monthly	(179,547)
	CMBX NA BBB-.6 Index	B+/P	124,607	1,193,000	331,654	5/11/63	300 bp — Monthly	(206,351)
	CMBX NA BBB-.6 Index	B+/P	68,942	1,425,000	396,150	5/11/63	300 bp — Monthly	(326,376)
	CMBX NA BBB-.6 Index	B+/P	184,707	1,551,000	431,178	5/11/63	300 bp — Monthly	(245,566)
	CMBX NA BBB-.6 Index	B+/P	320,704	2,144,000	596,032	5/11/63	300 bp — Monthly	(274,077)
	CMBX NA BBB-.7 Index	BB-/P	54,254	734,000	139,313	1/17/47	300 bp — Monthly	(84,632)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B+/P	17,251	215,000	52,955	5/11/63	500 bp — Monthly	(35,494)
	CMBX NA BB.6 Index	B-/P	10,811	20,202	8,873	5/11/63	500 bp — Monthly	1,958
	CMBX NA BBB-.12 Index	BBB-/P	469	11,000	551	8/17/61	300 bp — Monthly	(76)
	CMBX NA BBB-.12 Index	BBB-/P	6,330	100,000	5,010	8/17/61	300 bp — Monthly	1,378
	CMBX NA BBB-.13 Index	BBB-/P	2,898	49,000	2,661	12/16/72	300 bp — Monthly	265
	CMBX NA BBB-.13 Index	BBB-/P	21,140	105,000	5,702	12/16/72	300 bp — Monthly	15,500
	CMBX NA BBB-.13 Index	BBB-/P	16,522	105,000	5,702	12/16/72	300 bp — Monthly	10,882
	CMBX NA BBB-.6 Index	B+/P	12,568,778	39,314,000	10,929,292	5/11/63	300 bp — Monthly	1,662,419
	Merrill Lynch International
	CMBX NA BB.6 Index	B-/P	28,625	246,269	108,161	5/11/63	500 bp — Monthly	(79,296)
	CMBX NA BBB-.6 Index	B+/P	1,669	6,000	1,668	5/11/63	300 bp — Monthly	4
	CMBX NA BBB-.6 Index	B+/P	957,618	3,554,000	988,012	5/11/63	300 bp — Monthly	(28,321)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	BB-/P	4,192	46,000	4,586	12/16/72	500 bp — Monthly	(350)
	CMBX NA BB.13 Index	BB-/P	12,290	134,000	13,360	12/16/72	500 bp — Monthly	(939)
	CMBX NA BB.13 Index	BB-/P	13,707	143,000	14,257	12/16/72	500 bp — Monthly	(411)
	CMBX NA BB.13 Index	BB-/P	17,694	184,000	18,345	12/16/72	500 bp — Monthly	(472)
	CMBX NA BB.13 Index	BB-/P	17,765	191,000	19,043	12/16/72	500 bp — Monthly	(1,092)
	CMBX NA BB.13 Index	BB-/P	18,751	203,000	20,239	12/16/72	500 bp — Monthly	(1,291)
	CMBX NA BB.13 Index	BB-/P	41,316	450,000	44,865	12/16/72	500 bp — Monthly	(3,111)
	CMBX NA BB.13 Index	BB-/P	59,847	622,000	62,013	12/16/72	500 bp — Monthly	(1,562)
	CMBX NA BB.6 Index	B-/P	39,672	154,880	68,023	5/11/63	500 bp — Monthly	(28,201)
	CMBX NA BB.6 Index	B-/P	261,415	592,585	260,263	5/11/63	500 bp — Monthly	1,728
	CMBX NA BB.6 Index	B-/P	328,860	753,237	330,822	5/11/63	500 bp — Monthly	(1,229)
	CMBX NA BBB-.12 Index	BBB-/P	6,954	118,000	5,912	8/17/61	300 bp — Monthly	1,111
	CMBX NA BBB-.12 Index	BBB-/P	21,210	494,000	24,749	8/17/61	300 bp — Monthly	(3,251)
	CMBX NA BBB-.13 Index	BBB-/P	118	2,000	109	12/16/72	300 bp — Monthly	11
	CMBX NA BBB-.13 Index	BBB-/P	2,205	24,000	1,303	12/16/72	300 bp — Monthly	915
	CMBX NA BBB-.13 Index	BBB-/P	3,083	33,000	1,792	12/16/72	300 bp — Monthly	1,310
	CMBX NA BBB-.13 Index	BBB-/P	4,295	63,000	3,421	12/16/72	300 bp — Monthly	911
	CMBX NA BBB-.6 Index	B+/P	147	2,000	556	5/11/63	300 bp — Monthly	(408)
	CMBX NA BBB-.6 Index	B+/P	1,202	15,000	4,170	5/11/63	300 bp — Monthly	(2,959)
	CMBX NA BBB-.6 Index	B+/P	20,598	312,000	86,736	5/11/63	300 bp — Monthly	(65,956)
	CMBX NA BBB-.6 Index	B+/P	20,812	317,000	88,126	5/11/63	300 bp — Monthly	(67,129)
	CMBX NA BBB-.6 Index	B+/P	101,566	386,000	107,308	5/11/63	300 bp — Monthly	(5,517)
	CMBX NA BBB-.6 Index	B+/P	124,403	470,000	130,660	5/11/63	300 bp — Monthly	(5,983)
	CMBX NA BBB-.6 Index	B+/P	382,260	1,108,000	308,024	5/11/63	300 bp — Monthly	74,882
	CMBX NA BBB-.6 Index	B+/P	813,116	12,273,500	3,412,033	5/11/63	300 bp — Monthly	(2,594,747)

Upfront premium received			23,879,080		Unrealized appreciation			2,144,090

Upfront premium (paid)			—		Unrealized (depreciation)			(15,300,865)

	Total		$23,879,080				Total	$(13,156,775)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at October 31, 2021. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 10/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(201,802)	$837,000	$206,153	11/17/59	(500 bp) — Monthly	$3,538
	CMBX NA BB.10 Index	(136,680)	536,000	132,017	11/17/59	(500 bp) — Monthly	(5,184)
	CMBX NA BB.10 Index	(30,474)	292,000	71,920	11/17/59	(500 bp) — Monthly	41,162
	CMBX NA BB.10 Index	(26,425)	241,000	59,358	11/17/59	(500 bp) — Monthly	32,699
	CMBX NA BB.11 Index	(25,912)	200,000	16,920	11/18/54	(500 bp) — Monthly	(9,186)
	CMBX NA BB.11 Index	(3,683)	71,000	6,007	11/18/54	(500 bp) — Monthly	2,254
	CMBX NA BB.11 Index	(2,451)	26,000	2,200	11/18/54	(500 bp) — Monthly	(276)
	CMBX NA BB.8 Index	(84,415)	236,747	86,886	10/17/57	(500 bp) — Monthly	2,241
	CMBX NA BB.8 Index	(17,507)	136,250	50,004	10/17/57	(500 bp) — Monthly	32,364
	CMBX NA BBB-.10 Index	(191,366)	1,113,000	100,059	11/17/59	(300 bp) — Monthly	(91,957)
	CMBX NA BBB-.10 Index	(112,583)	485,000	43,602	11/17/59	(300 bp) — Monthly	(69,264)
	CMBX NA BBB-.10 Index	(47,101)	385,000	34,612	11/17/59	(300 bp) — Monthly	(12,714)
	CMBX NA BBB-.10 Index	(44,315)	349,000	31,375	11/17/59	(300 bp) — Monthly	(13,144)
	CMBX NA BBB-.10 Index	(82,547)	346,000	31,105	11/17/59	(300 bp) — Monthly	(51,643)
	CMBX NA BBB-.10 Index	(53,699)	246,000	22,115	11/17/59	(300 bp) — Monthly	(31,727)
	CMBX NA BBB-.10 Index	(46,791)	215,000	19,329	11/17/59	(300 bp) — Monthly	(27,588)
	CMBX NA BBB-.10 Index	(12,748)	100,000	8,990	11/17/59	(300 bp) — Monthly	(3,816)
	CMBX NA BBB-.10 Index	(9,561)	75,000	6,743	11/17/59	(300 bp) — Monthly	(2,862)
	CMBX NA BBB-.11 Index	(5,761)	18,000	855	11/18/54	(300 bp) — Monthly	(4,917)
	CMBX NA BBB-.12 Index	(32,563)	473,000	23,697	8/17/61	(300 bp) — Monthly	(9,142)
	CMBX NA BBB-.12 Index	(143,014)	428,000	21,443	8/17/61	(300 bp) — Monthly	(121,821)
	CMBX NA BBB-.12 Index	(143,904)	414,000	20,741	8/17/61	(300 bp) — Monthly	(123,404)
	CMBX NA BBB-.12 Index	(97,719)	278,000	13,928	8/17/61	(300 bp) — Monthly	(83,953)
	CMBX NA BBB-.13 Index	(12,165)	208,000	11,294	12/16/72	(300 bp) — Monthly	(992)
	CMBX NA BBB-.13 Index	(4,939)	97,000	5,267	12/16/72	(300 bp) — Monthly	271
	CMBX NA BBB-.13 Index	(4,891)	97,000	5,267	12/16/72	(300 bp) — Monthly	319
	CMBX NA BBB-.8 Index	(71,920)	455,000	59,241	10/17/57	(300 bp) — Monthly	(12,944)
	CMBX NA BBB-.8 Index	(72,204)	455,000	59,241	10/17/57	(300 bp) — Monthly	(13,229)
	CMBX NA BBB-.8 Index	(53,250)	400,000	52,080	10/17/57	(300 bp) — Monthly	(1,403)
	CMBX NA BBB-.8 Index	(44,844)	287,000	37,367	10/17/57	(300 bp) — Monthly	(7,644)
	CMBX NA BBB-.8 Index	(27,337)	191,000	24,868	10/17/57	(300 bp) — Monthly	(2,580)
	CMBX NA BBB-.8 Index	(19,250)	123,000	16,015	10/17/57	(300 bp) — Monthly	(3,307)
	CMBX NA BBB-.9 Index	(12,539)	53,000	4,473	9/17/58	(300 bp) — Monthly	(8,097)
	Credit Suisse International
	CMBX NA BB.10 Index	(80,855)	606,000	149,258	11/17/59	(500 bp) — Monthly	67,814
	CMBX NA BB.10 Index	(71,945)	605,000	149,012	11/17/59	(500 bp) — Monthly	76,478
	CMBX NA BB.10 Index	(39,651)	319,000	78,570	11/17/59	(500 bp) — Monthly	38,608
	CMBX NA BB.7 Index	(4,130)	225,105	98,866	5/11/63	(500 bp) — Monthly	94,517
	CMBX NA BB.7 Index	(54,048)	293,000	98,214	1/17/47	(500 bp) — Monthly	43,880
	Goldman Sachs International
	CMBX NA A.6 Index	(23,473)	229,000	23,037	5/11/63	(200 bp) — Monthly	(511)
	CMBX NA A.6 Index	(9,474)	143,000	14,386	5/11/63	(200 bp) — Monthly	4,856
	CMBX NA A.6 Index	(11,781)	116,000	11,670	5/11/63	(200 bp) — Monthly	(144)
	CMBX NA BB.10 Index	(34,616)	153,000	37,684	11/17/59	(500 bp) — Monthly	2,919
	CMBX NA BB.6 Index	(27,101)	210,675	92,529	5/11/63	(500 bp) — Monthly	65,223
	CMBX NA BB.6 Index	(13,197)	124,097	54,503	5/11/63	(500 bp) — Monthly	41,186
	CMBX NA BB.7 Index	(84,052)	513,000	171,958	1/17/47	(500 bp) — Monthly	87,407
	CMBX NA BB.7 Index	(71,729)	474,000	158,885	1/17/47	(500 bp) — Monthly	86,695
	CMBX NA BB.7 Index	(57,666)	284,000	95,197	1/17/47	(500 bp) — Monthly	37,255
	CMBX NA BB.7 Index	(31,785)	188,000	63,018	1/17/47	(500 bp) — Monthly	31,050
	CMBX NA BB.7 Index	(31,765)	174,000	58,325	1/17/47	(500 bp) — Monthly	26,391
	CMBX NA BB.8 Index	(159,060)	437,740	160,651	10/17/57	(500 bp) — Monthly	1,166
	CMBX NA BB.8 Index	(158,786)	437,740	160,651	10/17/57	(500 bp) — Monthly	1,439
	CMBX NA BB.8 Index	(106,164)	301,490	110,647	10/17/57	(500 bp) — Monthly	4,190
	CMBX NA BB.8 Index	(5,212)	44,450	16,313	10/17/57	(500 bp) — Monthly	11,059
	CMBX NA BB.9 Index	(18,626)	117,000	24,769	9/17/58	(500 bp) — Monthly	6,029
	CMBX NA BB.9 Index	(8,847)	56,000	11,855	9/17/58	(500 bp) — Monthly	2,954
	CMBX NA BBB-.10 Index	(22,310)	102,000	9,170	11/17/59	(300 bp) — Monthly	(13,199)
	CMBX NA BBB-.12 Index	(19,885)	102,000	5,110	8/17/61	(300 bp) — Monthly	(14,835)
	CMBX NA BBB-.12 Index	(2,702)	8,000	401	8/17/61	(300 bp) — Monthly	(2,306)
	CMBX NA BBB-.13 Index	(20,233)	267,000	14,498	12/16/72	(300 bp) — Monthly	(5,890)
	CMBX NA BBB-.6 Index	(208,735)	766,000	212,948	5/11/63	(300 bp) — Monthly	3,766
	CMBX NA BBB-.8 Index	(29,239)	226,000	29,425	10/17/57	(300 bp) — Monthly	55
	CMBX NA BBB-.8 Index	(18,034)	115,000	14,973	10/17/57	(300 bp) — Monthly	(3,128)
	JPMorgan Securities LLC
	CMBX NA BB.17 Index	(1,383,275)	2,825,000	946,940	1/17/47	(500 bp) — Monthly	(439,082)
	CMBX NA BB.8 Index	(107,551)	209,690	76,956	10/17/57	(500 bp) — Monthly	(30,798)
	CMBX NA BBB-.10 Index	(59,441)	211,000	18,969	11/17/59	(300 bp) — Monthly	(40,595)
	CMBX NA BBB-.10 Index	(23,584)	143,000	12,856	11/17/59	(300 bp) — Monthly	(10,811)
	CMBX NA BBB-.10 Index	(32,176)	108,000	9,709	11/17/59	(300 bp) — Monthly	(22,530)
	CMBX NA BBB-.11 Index	(42,116)	134,000	6,365	11/18/54	(300 bp) — Monthly	(35,830)
	CMBX NA BBB-.11 Index	(28,601)	91,000	4,323	11/18/54	(300 bp) — Monthly	(24,332)
	CMBX NA BBB-.11 Index	(11,299)	36,000	1,710	11/18/54	(300 bp) — Monthly	(9,610)
	CMBX NA BBB-.12 Index	(3,438)	88,000	4,409	8/17/61	(300 bp) — Monthly	919
	CMBX NA BBB-.7 Index	(577,517)	2,460,000	466,908	1/17/47	(300 bp) — Monthly	(112,044)
	Merrill Lynch International
	CMBX NA BB.10 Index	(33,229)	584,000	143,839	11/17/59	(500 bp) — Monthly	110,042
	CMBX NA BB.9 Index	(78)	2,000	423	9/17/58	(500 bp) — Monthly	344
	CMBX NA BBB-.10 Index	(41,601)	192,000	17,261	11/17/59	(300 bp) — Monthly	(24,452)
	CMBX NA BBB-.7 Index	(75,310)	919,000	174,426	1/17/47	(300 bp) — Monthly	98,580
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(34,235)	336,000	63,773	1/17/47	(300 bp) — Monthly	29,342
	CMBX NA BB.10 Index	(114,842)	489,000	120,441	11/17/59	(500 bp) — Monthly	5,123
	CMBX NA BB.10 Index	(30,624)	292,000	71,920	11/17/59	(500 bp) — Monthly	41,012
	CMBX NA BB.12 Index	(1,533)	21,000	1,955	8/17/61	(500 bp) — Monthly	401
	CMBX NA BB.7 Index	(75,213)	374,000	125,365	1/17/47	(500 bp) — Monthly	49,788
	CMBX NA BB.7 Index	(36,252)	188,000	63,018	1/17/47	(500 bp) — Monthly	26,583
	CMBX NA BB.7 Index	(10,105)	54,000	18,101	1/17/47	(500 bp) — Monthly	7,944
	CMBX NA BB.7 Index	(8,476)	42,000	14,078	1/17/47	(500 bp) — Monthly	5,561
	CMBX NA BB.8 Index	(93,946)	261,871	96,107	10/17/57	(500 bp) — Monthly	1,906
	CMBX NA BB.8 Index	(77,599)	213,555	78,375	10/17/57	(500 bp) — Monthly	569
	CMBX NA BB.8 Index	(62,786)	122,722	45,039	10/17/57	(500 bp) — Monthly	(17,866)
	CMBX NA BB.8 Index	(44,441)	121,755	44,684	10/17/57	(500 bp) — Monthly	159
	CMBX NA BB.8 Index	(22,220)	60,878	22,342	10/17/57	(500 bp) — Monthly	79
	CMBX NA BB.9 Index	(8,784)	249,000	52,713	9/17/58	(500 bp) — Monthly	43,687
	CMBX NA BB.9 Index	(24,292)	161,000	34,084	9/17/58	(500 bp) — Monthly	9,635
	CMBX NA BB.9 Index	(5,715)	94,000	19,900	9/17/58	(500 bp) — Monthly	14,094
	CMBX NA BB.9 Index	(12,579)	92,000	19,476	9/17/58	(500 bp) — Monthly	6,808
	CMBX NA BB.9 Index	(11,806)	78,000	16,513	9/17/58	(500 bp) — Monthly	4,630
	CMBX NA BB.9 Index	(7,335)	54,000	11,432	9/17/58	(500 bp) — Monthly	4,044
	CMBX NA BB.9 Index	(5,724)	43,000	9,103	9/17/58	(500 bp) — Monthly	3,338
	CMBX NA BBB-.10 Index	(113,959)	676,000	60,772	11/17/59	(300 bp) — Monthly	(53,581)
	CMBX NA BBB-.10 Index	(49,016)	566,000	50,883	11/17/59	(300 bp) — Monthly	1,537
	CMBX NA BBB-.10 Index	(39,854)	323,000	29,038	11/17/59	(300 bp) — Monthly	(11,004)
	CMBX NA BBB-.10 Index	(59,128)	250,000	22,475	11/17/59	(300 bp) — Monthly	(36,799)
	CMBX NA BBB-.10 Index	(53,390)	219,000	19,688	11/17/59	(300 bp) — Monthly	(33,830)
	CMBX NA BBB-.10 Index	(27,596)	215,000	19,329	11/17/59	(300 bp) — Monthly	(8,393)
	CMBX NA BBB-.10 Index	(22,321)	176,000	15,822	11/17/59	(300 bp) — Monthly	(6,602)
	CMBX NA BBB-.10 Index	(19,291)	161,000	14,474	11/17/59	(300 bp) — Monthly	(4,911)
	CMBX NA BBB-.10 Index	(17,629)	139,000	12,496	11/17/59	(300 bp) — Monthly	(5,214)
	CMBX NA BBB-.10 Index	(26,413)	121,000	10,878	11/17/59	(300 bp) — Monthly	(15,606)
	CMBX NA BBB-.10 Index	(27,781)	121,000	10,878	11/17/59	(300 bp) — Monthly	(16,974)
	CMBX NA BBB-.10 Index	(11,275)	52,000	4,675	11/17/59	(300 bp) — Monthly	(6,630)
	CMBX NA BBB-.10 Index	(9,947)	46,000	4,135	11/17/59	(300 bp) — Monthly	(5,839)
	CMBX NA BBB-.11 Index	(11,548)	37,000	1,758	11/18/54	(300 bp) — Monthly	(9,812)
	CMBX NA BBB-.13 Index	(35,253)	572,000	31,060	12/16/72	(300 bp) — Monthly	(4,527)
	CMBX NA BBB-.7 Index	(30,222)	476,000	90,345	1/17/47	(300 bp) — Monthly	59,845
	CMBX NA BBB-.8 Index	(53,673)	422,000	54,944	10/17/57	(300 bp) — Monthly	1,025
	CMBX NA BBB-.8 Index	(53,541)	422,000	54,944	10/17/57	(300 bp) — Monthly	1,157
	CMBX NA BBB-.8 Index	(47,088)	329,000	42,836	10/17/57	(300 bp) — Monthly	(4,444)
	CMBX NA BBB-.8 Index	(39,437)	253,000	32,941	10/17/57	(300 bp) — Monthly	(6,644)
	CMBX NA BBB-.8 Index	(32,513)	209,000	27,212	10/17/57	(300 bp) — Monthly	(5,423)
	CMBX NA BBB-.8 Index	(18,438)	119,000	15,494	10/17/57	(300 bp) — Monthly	(3,014)
	CMBX NA BBB-.8 Index	(18,438)	118,000	15,364	10/17/57	(300 bp) — Monthly	(3,143)
	CMBX NA BBB-.8 Index	(16,622)	106,000	13,801	10/17/57	(300 bp) — Monthly	(2,883)

Upfront premium received		—			Unrealized appreciation		1,377,937

Upfront premium (paid)		(7,243,557)			Unrealized (depreciation)		(1,766,030)

	Total	$(7,243,557)				Total	$(388,093)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2021 through October 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $454,280,059.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/21
Short-term investments
	Putnam Short Term Investment Fund*	$22,486,178	$54,405,129	$66,022,667	$3,937	$10,868,640

	Total Short-term investments	$22,486,178	$54,405,129	$66,022,667	$3,937	$10,868,640
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,698,619.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $39,684,392.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $8,667,710.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $410,534,613 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	89.7%
	Indonesia	1.1
	Ivory Coast	1.1
	Senegal	1.0
	Dominican Republic	0.8
	Argentina	0.7
	Canada	0.6
	Brazil	0.6
	Other	4.4

	Total	100.0%
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $39,209,912 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $39,684,392 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$292,560	$930	$—
Energy	102,992	—	431
Utilities and power	—	28,238	—

Total common stocks	395,552	29,168	431
Asset-backed securities	—	1,612,560	1,315,708
Convertible bonds and notes	—	27,509,228	—
Corporate bonds and notes	—	95,097,591	—
Foreign government and agency bonds and notes	—	54,688,481	—
Mortgage-backed securities	—	223,411,386	—
Purchased options outstanding	—	234,082	—
Purchased swap options outstanding	—	10,989,184	—
Senior loans	—	16,531,362	—
U.S. government and agency mortgage obligations	—	276,877,039	—
Short-term investments	497,000	65,625,548	—

Totals by level	$892,552	$772,605,629	$1,316,139
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(3,203,969)	$—
Futures contracts	2,445,869	—	—
Written options outstanding	—	(34,217)	—
Written swap options outstanding	—	(18,286,287)	—
Forward premium swap option contracts	—	1,638,511	—
TBA sale commitments	—	(78,738,781)	—
Interest rate swap contracts	—	4,559,064	—
Total return swap contracts	—	(1,973,884)	—
Credit default contracts	—	(30,180,391)	—

Totals by level	$2,445,869	$(126,219,954)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)	$134,500,000
Purchased swap option contracts (contract amount)	$1,825,700,000
Written currency option contracts (contract amount)	$8,600,000
Written swap option contracts (contract amount)	$1,953,200,000
Futures contracts (number of contracts)	2,000
Forward currency contracts (contract amount)	$935,000,000
Centrally cleared interest rate swap contracts (notional)	$1,777,900,000
OTC total return swap contracts (notional)	$6,200,000
Centrally cleared total return swap contracts (notional)	$140,900,000
OTC credit default contracts (notional)	$181,400,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com